UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 955-9988

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

(a)

ANNUAL REPORT

August 31, 2023

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2023

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2023

Bond Funds (Written By Portfolio Manager Bill Mock)

The primary focus of the past fiscal year in the fixed income markets has been how high will the Federal Reserve raise rates, how long will they maintain those rates before easing, and whether or not they can bring inflation down without an economic recession. The Federal Reserve has consistently predicted higher Federal Funds rates over a longer term than the markets, and followed that path during the fiscal year. While the CPI YOY trended downward from the 9.1% reported in June 2022, prices have actually rebounded in the last couple of reports. The low CPI YOY of the year was reported in June at 3.0%, jumping to 3.2% in July and 3.7% to end the fiscal year in August. Of particular concern to the members of the Federal Open Market Committee (FOMC) are the sticky service components of the index, which have been much slower to respond to tighter financial conditions. In response to the persistent inflation, the FOMC has raised the Federal Funds rate seven times for a total of 3% over the course of the fiscal year, bringing the target rate to 5.25-5.50%. The FOMC is widely expected to pause raising rates and evaluate the impact of tighter financial conditions. During the fiscal year, the economy remained resilient with the quarterly annualized GDP only falling from 2.7% in September 2022 to 2.1% in June 2023. The labor market eased very moderately but remains tight with unemployment ending the fiscal year at 3.8% compared to 3.7% at the end of the prior fiscal year. The likelihood of a soft landing, i.e., bringing inflation down while avoiding recession, appears to be much higher than it did a year ago.

The prospect of a soft landing has propelled equity markets to a strong rebound from their substantial negative returns in the prior fiscal year. The S&P 500 and Nasdaq-100 indices returned 15.92% and 27.44% respectively over the course of the fiscal year. US Treasury and municipal bonds, traditional safe-haven investments continued to struggle with rising rates over the period, with most fixed income benchmarks showing negative returns for the fiscal year.

3-month T-bill rates rose steadily over the course of the year in response to the Federal Reserve tightening rates. The low yield on the 3 month T-bill was 2.89% at the start of the fiscal year on September 2, 2022 with the high yield being just before the last fiscal day of the year on August 28, 2023 at 5.50%.

Intermediate and long dated US Treasuries yields were more volatile during the fiscal year than the short end of the curve with its fairly steady rise. From the start of the fiscal year until early November rates continued 2022’s trend toward higher rates. In early November the market began to predict inflation would fall rapidly and that the Federal Reserve would ease rates early in 2023 which led to a 78 bp rally in the 5 year, an 80 bp rally in the 10 year and an 89 bp rally in the 30 year US Treasury bonds by mid-December. From that point the 30-year bond trended higher through the remainder of the fiscal year, hitting a high yield of 4.45% on August 23, 2023 and ending the fiscal year at 4.21%. The 5 and 10-year were more volatile, with both largely retracing the November rally by early March. The surprise failure of Silicon Valley Bank and Signature Bank in March and concerns about more widespread failures of regional banks spurred a flight to quality with the 5 year rallying 105 bp and the 10 year rallying 75 bp. As concerns about the banking system waned, the 5 and 10 year both resumed trending toward higher rates in early May and continuing through the remainder of the year, posting their respective high yields of the year of 4.49% and 4.34% in the week before fiscal year end.

U.S. Government Securities Fund

As referenced earlier, the rapidly rising rates negatively impacted returns on even traditional “safe-haven” investments. The U.S. Government Securities Fund ended the fiscal year on August 31, 2023 with a total return to the Investor Shares for the period of -1.17%. The benchmark Bloomberg US Treasury Total Return Index and Bloomberg GNMA Total Return Index returned -2.07% and -1.82% respectively for the period. As in the prior fiscal year, returns for the fund and benchmarks were all hurt by the rising rate environment, with the relative outperformance of the fund compared to the benchmarks being due to the shorter duration of the fund for much of the fiscal year. Shorter duration securities are less sensitive to changes in interest rates, and since bond values fall as rates rise, it is beneficial to hold short duration securities in a rising rate environment. The duration of the fund started the fiscal year at 3.56 years and ended the period at 5.96 years. The Treasury Index began the period at 6.36 years and ended the period at 6.08 years. The GNMA Index began the period at 5.53 years and ended the period at 6.08 years as higher rates slow prepayments by mortgage holders and extend the average maturity of mortgage backed securities. All securities in the US Government Securities Fund are backed by the full faith and credit of the United States.

Green California Tax-Free Income Fund

California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the level and shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of both the State of California and each specific issuer. The municipal bond market followed the general pattern of the US Treasury market during the fiscal year, with a tendency toward lagging and being less volatile than the US Treasuries. The relative yield of municipal bonds to US Treasuries, as measured by the Bloomberg AAA Muni Yield % of Treasury ratio, rose through October, fell through February in response to the US Treasury market rally, and then slowly drifted higher through the remainder of the fiscal year.The ratios for 2, 5, 10, and 30 year maturities were 74%, 80%, 88% and 106% respectively at their highs in October, falling to 50%, 55%, 62% and 89% in February and ending the fiscal year at 65%, 68%, 70% and 93%. In yield terms, the

Bloomberg 5 year AAA muni yields began the fiscal period at 2.33%, rose to a high of 3.28% in October 2022, hit the low yield of the fiscal year of 2.04% in April and trended higher for the remainder of the period ending at 2.88%. The Bloomberg 10 year AAA muni yields followed a very similar pattern, starting the period at 2.61%, rising to 3.41% in October, rallying to 2.08% in April and ending the period at 2.87%. The State of California’s General Obligation credit ratings were unchanged during the year as Standard & Poor’s maintained their rating on CA GO bonds at AA-, Moody’s maintained their rating at Aa2, and Fitch maintained their AA rating.

The Green California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2023 was 0.81%, trailing the benchmark Bloomberg Municipal Bond Index return of 1.70% for the period. The fund’s underperformance relative to the benchmark is attributable to the shorter duration of the fund. Although the value of shorter duration securities is less sensitive to equivalent changes in interest rates, the short end of the municipal bond curve inverted substantially over the fiscal year and shorter yields rose more than longer rates. The Bloomberg AAA muni yields rose 62 bps, 55 bps, 48 bps and 41 bps at 4, 5, 6, and 7-years over the course of the fiscal year. This resulted in underperformance in spite of being shorter duration. The Bloomberg Municipal Bond Index began the period with a duration of 6.83 years and ended the period at 6.19 years, while the fund’s duration began the period at 4.79 years and ended at 4.85 years. The portfolio’s average credit rating was maintained at AA.

Stock Funds

By definition, the goal for managing index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index funds’ performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are perfectly negatively correlated. According to Bloomberg, LLC, The S&P 500 Index Fund, Nasdaq-100 Index Fund, S&P SmallCap Index Fund and S&P MidCap Index Fund each had a correlation of 1.000 as of the fiscal year ended August 31, 2023.

During the fiscal year, the Investor shares of the S&P MidCap Index Fund underperformed the S&P MidCap Index by 0.16%, the Investor shares of the S&P SmallCap Index Fund outperformed the S&P SmallCap Index by 0.03%, and the Investor shares of the S&P 500 Index Fund underperformed the S&P 500 Index by 0.38%. It’s important to note, however, that during the year the relative performance of the indices varied substantially. The S&P 500 Index underperformed the S&P MidCap Index and S&P SmallCap Index through mid March, before ending the fiscal year outperforming both the S&P MidCap Index and the S&P SmallCap Index.

The Nasdaq-100 Index Fund (Institutional Shares) finished up 27.15%, versus a benchmark performance of 27.44%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. For example, the Nasdaq-100 Index excludes companies in the financial sector and historically has had a larger allocation to the technology sector, which in the past has resulted in higher volatility relative to the S&P 500 Index, another popular and widely tracked index. Additionally, the Nasdaq-100 Index has approximately one-fifth the index constituents compared to the S&P 500 Index, which results in the top holdings being more heavily weighted in the Nasdaq-100 Index compared to the S&P 500 Index. In fact, as of August 31, 2023, Apple alone made up 11.31% of the Nasdaq-100 Index and the top ten holdings accounted for over 48% of the index. The difference in constituents and impact on returns between the S&P 500 Index and Nasdaq-100 Index was prominent this year as the Nasdaq-100’s heavy technology exposure benefited from the cultural interest in artificial intelligence (AI) and the Nasdaq-100’s lack of exposure to financials helped insulate it from market fears when Silicon Valley Bank and First Republic Bank failed in March.

The Shelton Equity Income Fund focuses on income as well as the potential for capital appreciation. The Investor Shares (EQTIX) returned 13.65% for the year, which outperformed its primary benchmark, the CBOE S&P 500 BuyWrite Monthly Index by 3.61%. We employed a covered call strategy with the goal of generating dividend yield for shareholders to supplement the current income objective of the Fund. In fact, as of fiscal year end, investors in EQTIX received a trailing 12-month dividend yield of 7.99%.

During the fiscal year the Fed Funds Target rate was increased from 2.5% to 5.5% in an attempt to slow contributions to inflation from the demand side. However, as of July 31st Real Consumer Spending was still up 3.0% year-over-year (“YoY”) as reported by the Bureau of Economic Analysis. Additionally, while Household Savings was also up 9.4% YoY as of July 31st, it was at the lowest level for the calendar year at $705.63B versus the fiscal year high of $939.23B recorded in May. Lastly, Consumer credit card debt passed a historic milestone in Q2 2023 surpassing $1 trillion for the first time ever. Taken together, this could indicate a headwind for equity markets if consumers sell some of their portfolio holdings to pay off mounting debt or abate spending as credit and savings start to tighten.

United States equity markets generally increased during the year, reversing much of the losses investors saw since the S&P 500 Index and Nasdaq-100 Index were at all-time highs in Q1 2022 and Q4 2021 respectively. However, it should be noted that for long term investors, the S&P 1500, a US broad market index, is still up more than 65% over the last five fiscal years, which saw a historic pace of interest rate hikes, a global pandemic, a string of banking failures, and an armed conflict in Ukraine. Though the US equity markets are not immune to near term geo-political and economic risks, this adds to the evidence that buy-and-hold investors are generally rewarded in the long term. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Sustainable Equity Fund

The Shelton Sustainable Equity Fund’s (the “Fund”) investment objective is to achieve long-term capital appreciation by investing in stocks in the sustainable economy. Sustainable companies exist across all sectors and sub-sectors of the economy. As part of the Fund’s investment process, Shelton Capital Management identifies sustainable companies that meet Shelton Capital Management’s PRIME criteria and considers the complete scope of products and services as well as the operations of any firm including its clients and vendors that actively consider the welfare of their employee base in the growth of their business can be found in any industry, and in many if not all parts of the world.

For the fiscal year ending August 31, 2023, the Fund’s Total return was -8.8%, underperforming the 13.93% return of the MSCI ACWI IMI (Investable Market Index), the Fund’s primary benchmark, and underperforming the 10.66% return of the S&P 400 Index, the Fund’s secondary benchmark. The 22.73% underperformance vs the Fund’s primary benchmark for the fiscal year was the result of the Fund’s exposure to the renewable energy equipment manufacturers within the benchmark as well the Fund’s lack of exposure to the large IT companies within the benchmark, such as NVIDIA. During this time, the Fund’s overweight to the Industrials and Utilities sectors Contributed for 1.34% and -2.12 % of the Fund’s returns, while the Fund’s underweight to the Financials Sector contributed -1.65% of the return.

Relative to the S&P 400 Index, a US Midcap Index, a similar pattern emerges. Notably, when comparing to the S&P 400 Index, the country factor is significantly less given the ACWI IMI Index is 40% non-US, where the S&P400 Midcap Index is 100% US.

Over the previous past two years, the Annualized Tracking Error (TE) of the Fund versus the MSCI ACWI IMI Benchmark, was over 18%. However, over this fiscal year we reduced the TE to 13.8%, 12.3%, 12% and 8.7% percent, for 1 yr, YTD, 6 month and 3 month respectively. However, when compared to the S&P 400 Index, the 2-year TE was over 16%, where the 1-year, YTD, 6 month and 3 month Tracking Error declined from 11.19%, 9.52%, 9.14% and 7.51% respectively.

During this time period, we repositioned the Fund to seek to take advantage of two major pieces of legislation that are catalyzing capital into a more sustainable United States. First, the Infrastructure Investment and Jobs Act (IIJA) signed into law in November 2021 and then the Inflation Reduction Act (IRA), signed into law in July 2022. As the rules and structures of the tax credits make their way through rule-making process, and then the economy, we expect the Fund’s holdings to benefit, grow corporate earnings and thereby contribute returns to the Fund. However, we believe this has not yet been priced into equity markets.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2023

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
California Tax-Free Income Fund	0.81	0.61	1.67	4.92
Bloomberg Municipal Bond Index	1.70	1.52	2.81	5.56

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton US Government Securities	-1.17	0.10	0.43	4.33
Bloomberg GNMA TR Index Value Unhedged	-1.82	-0.17	1.05	5.23
Bloomberg US Treasury Index	-2.07	0.19	0.93	4.93

K Shares Average Annual Total Returns* for the periods ended 08/31/23
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton US Government Securities	-1.76	-0.41	-0.08	1.24
Bloomberg GNMA TR Index Value Unhedged	-1.82	-0.17	1.05	2.92
Bloomberg US Treasury Index	-2.07	0.19	0.93	2.69

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P 500 Index	15.54	10.64	12.43	9.87
S&P 500 Composite Stock Index	15.94	11.12	12.81	10.10

K Shares Average Annual Total Returns* for the periods ended 08/31/23
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P 500 Index	14.97	10.09	11.87	8.95
S&P 500 Composite Stock Index	15.94	11.12	12.81	9.76

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2023

*Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2023

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Midcap Index	10.50	6.64	9.78	11.12
S&P MidCap 400 Index	10.71	6.98	10.09	11.43

K Shares Average Annual Total Returns* for the periods ended 08/31/23
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Midcap Index	9.88	5.84	9.10	8.87
S&P MidCap 400 Index	10.71	6.98	10.09	9.90

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Smallcap Index	5.47	3.55	9.09	9.10
S&P SmallCap 600 Index	5.53	3.82	9.48	9.69

K Shares Average Annual Total Returns* for the periods ended 08/31/23
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Smallcap Index	4.94	3.03	8.54	8.64
S&P SmallCap 600 Index	5.53	3.82	9.48	9.69

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Equity Income	13.65	7.96	9.01	7.03
CBOE S&P 500 BuyWrite Index	10.04	3.40	6.24	4.64
S&P 500 Composite Stock Index	15.94	11.12	12.81	6.90

*Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2023

K Shares Average Annual Total Returns* for the periods ended 08/31/23
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Equity Income Class	13.07	7.41	8.46	7.87
CBOE S&P 500 BuyWrite Index	10.04	3.40	6.24	5.43
S&P 500 Composite Stock Index	15.94	11.12	12.81	9.76

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Nasdaq-100 Index	27.05	16.00	18.07	6.45
Nasdaq-100 Index	27.44	16.19	18.80	6.98

K Shares Average Annual Total Returns* for the periods ended 08/31/23
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Nasdaq-100 Index	26.56	15.45	17.50	12.71
Nasdaq-100 Index	27.44	16.19	18.80	13.74

Institutional Shares Average Annual Total Returns* for the periods ended 08/31/23
Institutional	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Nasdaq-100 Index	27.15	16.01	18.08	11.31
Nasdaq-100 Index	27.44	16.19	18.80	11.75

Investor Shares Average Annual Total Returns* for the periods ended 08/31/23
Investor	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Sustainable Equity	-8.80	14.79	11.42	12.79
MSCI ACWI IMI	13.33	7.05	8.42	8.27

Institutional Shares Average Annual Total Returns* for the periods ended 08/31/23
Institutional	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Sustainable Equity	N/A	N/A	N/A	7.90
MSCI ACWI IMI	13.33	7.05	8.42	24.38

*Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

About Your Fund’s Expenses (Unaudited) August 31, 2023

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Investor Shares
Based on Actual Fund Return	$1,000	$999	$3.53	0.70%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$3.61	0.70%
U.S. Government Securities Fund
Investor Shares
Based on Actual Fund Return	$1,000	$988	$3.66	0.73%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$3.76	0.73%
K Shares
Based on Actual Fund Return	$1,000	$1,005	$6.22	1.23%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$6.34	1.23%
The United States Treasury Trust Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,065	$3.80	0.73%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$3.76	0.73%
S&P 500 Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,142	$2.21	0.41%
Based on Hypothetical 5% Return before expenses	$1,000	$1,048	$2.12	0.41%
K Shares
Based on Actual Fund Return	$1,000	$1,139	$4.91	0.91%
Based on Hypothetical 5% Return before expenses	$1,000	$1,045	$4.69	0.91%
S&P MidCap Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,025	$2.96	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,047	$2.99	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,022	$5.50	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,045	$5.57	1.08%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 184 days in most recent fiscal half-year/365.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period*	Net Annual Expense Ratio
S&P SmallCap Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$994	$3.62	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$3.71	0.72%
K Shares
Based on Actual Fund Return	$1,000	$991	$6.12	1.22%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$6.29	1.22%
Shelton Equity Income Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,102	$3.66	0.69%
Based on Hypothetical 5% Return before expenses	$1,000	$1,047	$3.56	0.69%
K Shares
Based on Actual Fund Return	$1,000	$1,100	$6.30	1.19%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$6.13	1.19%
Nasdaq-100 Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,100	$2.89	0.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,047	$2.58	0.50%
K Shares
Based on Actual Fund Return	$1,000	$1,288	$5.25	0.91%
Based on Hypothetical 5% Return before expenses	$1,000	$1,045	$4.69	0.91%
Institutional Shares
Based on Actual Fund Return	$1,000	$1,292	$1.50	0.26%
Based on Hypothetical 5% Return before expenses	$1,000	$1,049	$1.34	0.26%
Sustainable Equity Fund
Investor Shares
Based on Actual Fund Return	$1,000	$988	$6.16	1.23%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$6.34	1.23%
Institutional Shares
Based on Actual Fund Return	$1,000	$989	$4.36	0.26%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$1.34	0.26%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 184 days in most recent fiscal half-year/365.

About Your Fund’s Expenses (Unaudited) August 31, 2023 (Continued)

Top Holdings and Sector Breakdowns (Unaudited)August 31, 2023

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	William S Hart Union High School District	General Obligation Bonds; 2001 2005 Election, Series B	$2,889,818	7.2%
2	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,502,756	6.2%
3	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds)	2,448,393	6.1%
4	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	2,033,994	5.0%
5	San Mateo Foster City Public Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019	1,952,866	4.8%
6	Milpitas Unified School District/CA	General Obligation Bonds; 2018 Election, Series B	1,869,614	4.6%
7	California Health Facilities Financing Authority	Revenue Bonds Series 2017A Consisting of Subseries 2017A-1 (Green Bonds)	1,847,664	4.6%
8	Foothill-De Anza Community College District	General Obligation Bonds; Election of 1999, Series C	1,752,889	4.3%
9	California Educational Facilities Authority	California Educational Facilities Authority Revenue Bonds, Series V-2	1,706,711	4.2%
10	Orange County Water District	Orange County Water District Adjustable Rate Revenue Certificates of Participation Series 2003A	1,700,000	4.2%

U.S. Government Securities Fund

Security		Market Value	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	02/15/2025	$2,009,027	13.8%
2	United States Treasury Bill	09/12/2023	1,497,588	10.3%
3	United States Treasury Note/Bond	11/15/2041	1,401,094	9.6%
4	United States Treasury Note/Bond	02/29/2024	1,377,393	9.5%
5	United States Treasury Note/Bond	08/15/2044	1,317,125	9.1%
6	United States Treasury Note/Bond	05/15/2025	1,144,031	7.9%
7	United States Treasury Note/Bond	02/29/2024	980,961	6.7%
8	United States Treasury Note/Bond	11/15/2052	965,352	6.6%
9	United States Treasury Note/Bond	05/15/2041	885,188	6.1%
10	United States Treasury Note/Bond	02/15/2026	823,625	5.7%

The United States Treasury Trust

Security		Market Value	Market Value	Percentage of Total Investment
1	United States Treasury Bill	10/12/2023	$4,274,362	17.2%
2	United States Treasury Bill	09/07/2023	4,096,439	16.7%
3	United States Treasury Bill	09/12/2023	3,594,226	14.6%
4	United States Treasury Bill	09/28/2023	3,386,580	13.8%
5	United States Treasury Bill	09/21/2023	3,190,768	13.0%
6	United States Treasury Bill	11/02/2023	2,378,226	9.7%
7	United States Treasury Bill	10/19/2023	2,085,287	8.5%
8	United States Treasury Bill	10/05/2023	1,592,107	6.5%

Top Holdings and Sector Breakdowns (Unaudited)August 31, 2023

Top Holdings and Sector Breakdowns (Unaudited) (Continuied)August 31, 2023

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$17,212,462	7.5%
2	Microsoft Corp	15,029,435	6.5%
3	Amazon.com Inc	7,593,862	3.3%
4	NVIDIA Corp	7,479,257	3.3%
5	Alphabet Inc	4,996,077	2.2%
6	Alphabet Inc	4,393,140	1.9%
7	Tesla Inc	4,275,611	1.9%
8	Meta Platforms Inc	4,056,948	1.8%
9	Berkshire Hathaway Inc	3,997,860	1.7%
10	Exxon Mobil Corp	2,820,557	1.2%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$1,399,194	1.3%
2	Builders FirstSource Inc	864,874	0.8%
3	Hubbell Inc	810,886	0.7%
4	Reliance Steel & Aluminum Co	783,925	0.7%
5	Jabil Inc	706,200	0.7%
6	Deckers Outdoor Corp	667,182	0.6%
7	Lattice Semiconductor Corp	624,896	0.6%
8	Carlisle Cos Inc	620,727	0.6%
9	Graco Inc	616,995	0.6%
10	Owens Corning	602,983	0.6%

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	SPS Commerce Inc	$365,373	0.7%
2	Onto Innovation Inc	354,816	0.7%
3	elf Beauty Inc	353,294	0.7%
4	Axcelis Technologies Inc	342,988	0.7%
5	Comfort Systems USA Inc	339,978	0.7%
6	Rambus Inc	330,632	0.6%
7	Applied Industrial Technologies Inc	307,042	0.6%
8	The Ensign Group Inc	304,268	0.6%
9	ATI Inc	302,396	0.6%
10	United States Treasury Bill	299,826	0.6%

Top Holdings and Sector Breakdowns (Unaudited)August 31, 2023

Top Holdings and Sector Breakdowns (Unaudited) (Continuied)August 31, 2023

Shelton Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$51,370,189	9.8%
2	Apple Inc	11,591,579	2.2%
3	UnitedHealth Group Inc	10,961,340	2.1%
4	Lockheed Martin Corp	10,312,050	2.0%
5	Comcast Corp	10,095,484	1.9%
6	Microsoft Corp	9,472,264	1.8%
7	Broadcom Inc	8,582,877	1.6%
8	Cisco Systems Inc	8,527,945	1.6%
9	Adobe Inc	8,390,100	1.6%
10	Alphabet Inc	8,306,370	1.6%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$147,947,249	11.2%
2	Microsoft Corp	121,848,385	9.2%
3	Amazon.com Inc	70,357,360	5.3%
4	NVIDIA Corp	60,205,203	4.6%
5	Meta Platforms Inc	46,556,220	3.5%
6	Broadcom Inc	41,110,135	3.1%
7	Alphabet Inc	40,903,970	3.1%
8	Tesla Inc	40,814,320	3.1%
9	Alphabet Inc	40,759,299	3.1%
10	Adobe Inc	27,586,649	2.1%

Shelton Sustainable Equity Fund

Security		Market Value	Percentage of Total Investment
1	Bunge Ltd	$11,889,280	6.3%
2	Darling Ingredients Inc	9,881,600	5.3%
3	Ormat Technologies Inc	9,264,680	4.9%
4	Hannon Armstrong Sustainable Infrastructure Capital Inc	8,153,865	4.3%
5	Danaher Corp	7,950,000	4.2%
6	Brookfield Renewable Corp	7,454,265	4.0%
7	First Solar Inc	7,058,337	3.8%
8	Schneider Electric SE	6,882,066	3.7%
9	Tesla Inc	6,852,024	3.7%
10	Advanced Energy Industries Inc	6,222,289	3.3%

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments8/31/23

Security Description	Par Value	Value

Municipal Bonds (84.81%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,706,711
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	1,847,664
CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	352,816	340,464
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,259,518
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	813,105
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	500,044
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%,06/01/2047	1,500,000	1,570,857
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,082,482
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	1,050,000	1,084,388
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	162,133
EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 09/01/2023	975,000	975,000
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,752,889
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	510,004
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,502,753
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	2,000,000	1,869,614
PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	225,804
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	270,000	274,849
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	580,880
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	2,300,000	2,448,393
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	680,000	700,773
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,199,044
SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,629,584
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	2,000,000	1,952,866
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,033,994
STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	888,273
State of California, 5.250%, 10/01/2045	500,000	560,029
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	333,815
UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 05/15/2029	925,000	937,392
WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	950,229

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Continued)8/31/23

Security Description	Par Value	Value
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	$3,595,000	$2,889,818

Total Municipal Bonds (Cost $36,529,016)		35,583,369

Variable Rate Demand Notes* (11.44%)
Los Angeles Department of Water & Power Water System Revenue, 2.750%, 07/01/2045*,**,***	1,500,000	1,500,000
Orange County Water District, 2.800%, 08/01/2042*,**,***	1,700,000	1,700,000
Regents of the University of California Medical Center Pooled Revenue, 3.000%, 05/15/2045*,**,***	1,600,000	1,600,000
Total Variable Rate Demand Notes (Cost $4,800,000)		4,800,000

Total Investments (Cost $41,329,016) (96.25%)		$40,383,369
Other Net Assets (3.75%)		1,571,008
Net Assets (100.00%)		$41,954,377

*Stated maturity reflects next reset date.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***Rate Effective as of August 31, 2023

U.S. Government Securities FundPortfolio of Investments8/31/23

Security Description	Par Value	Value

Government National Mortgage Association (1.92%)
3.500%, 11/20/2044	$97,306	$89,905
5.000%, 03/15/2038	79,043	78,003
5.500%, 01/15/2025	4,924	4,894
5.500%, 04/15/2036	54,973	54,623
6.000%, 01/15/2026	31,346	32,226
6.000%, 06/15/2038	22,465	23,175
Total Government National Mortgage Association (Cost $292,720)		282,826

United States Treasury Bonds (14.55%)
3.125%, 08/15/2044	1,600,000	1,317,125
6.000%, 02/15/2026	800,000	823,625
Total United States Treasury Bonds (Cost $2,299,747)		2,140,750

United States Treasury Notes (40.19%)
2.000%, 02/15/2025	2,100,000	2,009,025
2.125%, 02/29/2024	1,400,000	1,377,393
2.125%, 05/15/2025	1,200,000	1,144,031
2.375%, 04/30/2026	800,000	755,688
2.875%, 08/15/2045	800,000	626,359
Total United States Treasury Notes (Cost $6,122,840)		5,912,496

United States Treasury Bills (42.19%)
0.000%, 09/12/2023	1,500,000	1,497,588
0.375%, 08/15/2024	500,000	476,839
1.500%, 02/29/2024	1,000,000	980,961
2.000%, 11/15/2041	2,000,000	1,401,094
2.250%, 05/15/2041	1,200,000	885,188
4.000%, 11/15/2052	1,000,000	965,352
Total United States Treasury Bills (Cost $6,395,883)		6,207,022

Total Investments (Cost $15,111,190)(98.85%)		$14,543,094
Other Net Assets (1.15%)		169,112
Net Assets (100.00%)		$14,712,206

See accompanying notes to financial statements.

The United States Treasury TrustPortfolio of Investments8/31/23

Security Description	Par Value	Value
United States Treasury Bills, DN(a) (98.89%)
09/07/2023	$4,100,000	$4,096,439
09/12/2023	3,600,000	3,594,226
09/21/2023	3,200,000	3,190,768
09/28/2023	3,400,000	3,386,580
10/05/2023	1,600,000	1,592,107
10/12/2023	4,300,000	4,274,363
10/19/2023	2,100,000	2,085,287
11/02/2023	2,400,000	2,378,226
Total United States Treasury Bills, DN (Cost $24,597,996)		24,597,996

Total Investments (Cost $24,597,996) (98.89%)		$24,597,996
Other Net Assets (1.11%)		274,877
Net Assets (100.00%)		$24,872,873

(a)Discount Note. Yield to maturity is between 5.34% - 5.43%.

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments8/31/23

Security Description	Shares	Value

Common Stock (99.42%)

Basic Materials (2.05%)
Air Products and Chemicals Inc	1,404	$414,868
Albemarle Corp	729	144,860
Celanese Corp	614	77,585
CF Industries Holdings Inc	1,316	101,424
Dow Inc	4,596	250,758
DuPont de Nemours Inc	2,822	216,984
Eastman Chemical Co	893	75,914
Ecolab Inc	1,564	287,479
FMC Corp	795	68,553
Freeport-McMoRan Inc	9,035	360,587
International Flavors & Fragrances Inc	1,613	113,636
International Paper Co	2,339	81,678
Linde PLC	3,070	1,188,211
LyondellBasell Industries NV	1,667	164,650
The Mosaic Co	2,068	80,342
Newmont Corp	5,010	197,494
Nucor Corp	1,595	274,500
PPG Industries Inc	1,558	220,862
The Sherwin-Williams Co	1,452	394,537
Total Basic Materials		4,714,922

Communications (13.77%)
Alphabet Inc - Class A*	36,690	4,996,077
Alphabet Inc - Class C*	31,985	4,393,140
Amazon.com Inc*,(a)	55,024	7,593,862
Arista Networks Inc*	1,464	285,817
AT&T Inc	43,910	649,429
Booking Holdings Inc*	240	745,207
CDW Corp	853	180,111
Charter Communications Inc*	668	292,664
Cisco Systems Inc	25,501	1,462,482
Comcast Corp	26,093	1,220,109
Corning Inc	4,990	163,772
eBay Inc	3,534	158,253
Etsy Inc*	797	58,635
Expedia Group Inc*	887	96,142
F5 Inc*	424	69,392
FactSet Research Systems Inc	239	104,302
Fox Corp	913	27,865
Gen Digital Inc	4,015	81,304
The Interpublic Group of Cos Inc	2,667	86,971
Juniper Networks Inc	2,302	67,034
Match Group Inc*	1,756	82,304
Meta Platforms Inc*,(a)	13,711	4,056,947
Motorola Solutions Inc	1,074	304,554
Netflix Inc*	2,743	1,189,584
News Corp - Class A	2,672	57,421
News Corp - Class B	910	20,020
Omnicom Group Inc	1,397	113,171
Palo Alto Networks Inc*	1,869	454,728
Paramount Global	3,111	46,945
T-Mobile US Inc*	3,719	506,714

Security Description	Shares	Value

VeriSign Inc*	617	$128,206
Verizon Communications Inc	25,872	905,003
The Walt Disney Co*	11,340	948,931
Warner Bros Discovery Inc*	13,955	183,369
Total Communications		31,730,465

Consumer, Cyclical (9.08%)
Alaska Air Group Inc*	808	33,912
American Airlines Group Inc*	3,057	45,030
Aptiv PLC*	1,715	173,987
AutoZone Inc*	115	291,103
Bath & Body Works Inc	1,525	56,227
Best Buy Co Inc	1,278	97,703
BorgWarner Inc	1,412	57,539
Caesars Entertainment Inc*	945	52,221
CarMax Inc*	1,034	84,457
Carnival Corp*	5,174	81,853
Chipotle Mexican Grill Inc*	172	331,382
Copart Inc*	5,628	252,303
Costco Wholesale Corp	2,748	1,509,421
Cummins Inc	904	207,956
Darden Restaurants Inc	749	116,477
Delta Air Lines Inc	4,086	175,208
Dollar General Corp	1,444	199,994
Dollar Tree Inc*	1,280	156,621
Domino’s Pizza Inc	233	90,264
DR Horton Inc	2,022	240,658
Fastenal Co	3,749	215,867
Ford Motor Co	24,832	301,212
General Motors Co	8,591	287,884
Genuine Parts Co	908	139,587
Hilton Worldwide Holdings Inc	1,641	243,935
The Home Depot Inc	6,278	2,073,623
Las Vegas Sands Corp	2,145	117,675
Lennar Corp	1,632	194,355
LKQ Corp	1,642	86,254
Lowe’s Cos Inc	1,825	420,626
Marriott International Inc	1,737	353,497
McDonald’s Corp	4,549	1,278,951
MGM Resorts International	2,232	98,163
Newell Brands Inc	2,691	28,471
NIKE Inc	7,673	780,421
Norwegian Cruise Line Holdings Ltd*	1,599	26,495
NVR Inc*	18	114,792
O’Reilly Automotive Inc*	388	364,604
PACCAR Inc	3,393	279,210
Pool Corp	269	98,346
PulteGroup Inc	1,500	123,090
Ralph Lauren Corp	314	36,622
Ross Stores Inc	2,209	269,078
Royal Caribbean Cruises Ltd*	1,236	122,290
Southwest Airlines Co	3,416	107,946
Starbucks Corp	7,080	689,875
Tapestry Inc	1,454	48,447
Target Corp	2,919	369,399

Security Description	Shares	Value

Tesla Inc*	16,567	$4,275,611
The TJX Cos Inc	7,118	658,273
Tractor Supply Co	706	154,261
Ulta Beauty Inc*	329	136,545
United Airlines Holdings Inc*	1,732	86,271
VF Corp	2,109	41,674
Walgreens Boots Alliance Inc	4,694	118,805
Walmart Inc	8,638	1,404,625
Whirlpool Corp	354	49,546
WW Grainger Inc	277	197,817
Wynn Resorts Ltd	526	53,326
Yum! Brands Inc	1,794	232,108
Total Consumer, Cyclical		20,933,893

Consumer, Non-Cyclical (19.88%)
Abbott Laboratories	10,829	1,114,304
AbbVie Inc	10,894	1,600,982
Align Technology Inc*	473	175,076
Altria Group Inc	10,999	486,376
Amgen Inc	3,289	843,102
Archer-Daniels-Midland Co	3,370	267,241
Automatic Data Processing Inc	2,552	649,765
Avery Dennison Corp	514	96,827
Baxter International Inc	3,172	128,783
Becton Dickinson & Co	1,799	502,731
Biogen Inc*	924	247,041
Bio-Rad Laboratories Inc*	147	58,829
Bio-Techne Corp	984	77,146
Boston Scientific Corp*	9,036	487,402
Bristol-Myers Squibb Co	13,097	807,430
Brown-Forman Corp	1,153	76,248
Campbell Soup Co	1,162	48,455
Cardinal Health Inc	1,714	149,684
Catalent Inc*	1,096	54,767
Cencora Inc	952	167,533
Centene Corp*	3,392	209,117
Charles River Laboratories International Inc*	322	66,596
Church & Dwight Co Inc	1,558	150,768
The Cigna Group	39	10,774
Cintas Corp	549	276,789
The Clorox Co	779	121,875
The Coca-Cola Co	24,173	1,446,271
Colgate-Palmolive Co	5,290	388,656
Conagra Brands Inc	3,029	90,507
Constellation Brands Inc	1,027	267,595
Corteva Inc	4,568	230,730
CoStar Group Inc*	2,529	207,353
CVS Health Corp	7,910	515,495
Danaher Corp	4,032	1,068,480
DaVita Inc*	482	49,366
DENTSPLY SIRONA Inc	1,160	43,024
Dexcom Inc*	2,380	240,332
Edwards Lifesciences Corp*	3,955	302,439
Elevance Health Inc	1,471	650,197
Eli Lilly & Co	4,898	2,714,472
Equifax Inc	794	164,120

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

The Estee Lauder Cos Inc	1,427	$229,076
FleetCor Technologies Inc*	488	132,604
Gartner Inc*	508	177,637
GE HealthCare Technologies Inc	2,309	162,669
General Mills Inc	3,801	257,176
Gilead Sciences Inc	7,681	587,443
Global Payments Inc	1,620	205,238
HCA Healthcare Inc	1,316	364,927
Henry Schein Inc*	871	66,666
The Hershey Co	941	202,183
Hologic Inc*	1,678	125,414
Hormel Foods Corp	1,912	73,784
Humana Inc	798	368,381
IDEXX Laboratories Inc*	539	275,650
Illumina Inc*	953	157,455
Incyte Corp*	1,229	79,307
Insulet Corp*	427	81,860
Intuitive Surgical Inc*	2,194	686,020
IQVIA Holdings Inc*	1,146	255,134
The J M Smucker Co	745	107,988
Johnson & Johnson	16,105	2,603,856
Kellogg Co	1,661	101,354
Keurig Dr Pepper Inc	4,656	156,674
Kimberly-Clark Corp	2,137	275,310
The Kraft Heinz Co	4,282	141,691
The Kroger Co	4,012	186,117
Laboratory Corp of America Holdings	585	121,739
Lamb Weston Holdings Inc	955	93,027
MarketAxess Holdings Inc	260	62,642
McCormick & Co Inc	1,581	129,768
McKesson Corp	843	347,586
Medtronic PLC	8,255	672,783
Merck & Co Inc	15,747	1,716,108
Moderna Inc*	2,052	232,020
Molina Healthcare Inc*	371	115,055
Molson Coors Beverage Co	1,200	76,188
Mondelez International Inc	8,398	598,441
Monster Beverage Corp*	4,826	277,061
Moody’s Corp	1,013	341,178
Organon & Co	1,633	35,861
PayPal Holdings Inc*	6,969	435,632
PepsiCo Inc	8,556	1,522,284
Pfizer Inc	34,863	1,233,453
Philip Morris International Inc	9,549	917,277
The Procter & Gamble Co	14,532	2,242,869
Quanta Services Inc	883	185,315
Quest Diagnostics Inc	775	101,913
Regeneron Pharmaceuticals Inc*	673	556,228
ResMed Inc	946	150,972
Revvity Inc	796	93,156
Robert Half Inc	808	59,760
Rollins Inc	693	27,422
S&P Global Inc	2,068	808,298
STERIS PLC	603	138,443

Security Description	Shares	Value

Stryker Corp	2,076	$588,650
Sysco Corp	3,216	223,994
Teleflex Inc	318	67,651
Thermo Fisher Scientific Inc	2,416	1,345,954
Tyson Foods Inc	1,921	102,332
United Rentals Inc	459	218,732
UnitedHealth Group Inc	5,755	2,742,713
Universal Health Services Inc	423	56,978
Verisk Analytics Inc	996	241,251
Vertex Pharmaceuticals Inc*	1,614	562,221
Viatris Inc	4,634	49,816
Waters Corp*	405	113,724
West Pharmaceutical Services Inc	474	192,871
Zimmer Biomet Holdings Inc	1,338	159,383
Zoetis Inc	2,871	546,954
Total Consumer, Non-Cyclical		45,821,995

Energy (4.39%)
APA Corp	2,135	93,598
Baker Hughes Co	5,905	213,702
Chevron Corp	11,048	1,779,833
ConocoPhillips	7,539	897,367
Coterra Energy Inc	5,087	143,403
Devon Energy Corp	3,875	197,974
Diamondback Energy Inc	1,031	156,485
Enphase Energy Inc*	825	104,387
EOG Resources Inc	3,697	475,508
Exxon Mobil Corp	25,367	2,820,557
First Solar Inc*	610	115,363
Halliburton Co	5,694	219,902
Hess Corp	1,743	269,294
Kinder Morgan Inc	12,716	218,970
Marathon Oil Corp	4,467	117,705
Marathon Petroleum Corp	10	1,428
Occidental Petroleum Corp	4,673	293,418
ONEOK Inc	2,916	190,123
Phillips 66	2,852	325,584
Pioneer Natural Resources Co	1,420	337,861
Schlumberger NV	8,748	515,782
SolarEdge Technologies Inc*	334	54,298
Valero Energy Corp	2,398	311,500
The Williams Cos Inc	7,926	273,685
Total Energy		10,127,727

Financial (13.24%)
Aflac Inc	3,449	257,192
Alexandria Real Estate Equities Inc	937	109,011
The Allstate Corp	1,736	187,158
American Express Co	3,718	587,407
American International Group Inc	4,614	270,011
American Tower Corp	2,901	526,009
Ameriprise Financial Inc	661	223,140
Aon PLC	65	21,670
Arch Capital Group Ltd*	2,278	175,087
Arthur J Gallagher & Co	1,256	289,483

Security Description	Shares	Value

Assurant Inc	341	$47,512
AvalonBay Communities Inc	882	162,129
Bank of America Corp	42,995	1,232,667
The Bank of New York Mellon Corp	4,700	210,889
Berkshire Hathaway Inc*,(a)	11,099	3,997,860
BlackRock Inc	908	636,090
Boston Properties Inc	925	61,762
Brown & Brown Inc	1,483	109,890
Camden Property Trust	649	69,845
Capital One Financial Corp	2,481	254,030
Cboe Global Markets Inc	706	105,695
CBRE Group Inc*	2,058	175,033
The Charles Schwab Corp	9,527	563,522
Chubb Ltd	2,581	518,445
Cincinnati Financial Corp	941	99,548
Citigroup Inc	12,259	506,174
Citizens Financial Group Inc	2,789	78,455
CME Group Inc	2,279	461,908
Comerica Inc	908	43,684
Crown Castle Inc	2,725	273,863
Digital Realty Trust Inc	1,797	236,701
Discover Financial Services	1,773	159,694
Equinix Inc	581	453,982
Equity Residential	2,236	144,960
Essex Property Trust Inc	425	101,316
Everest Group Ltd	280	100,990
Extra Space Storage Inc	844	108,606
Federal Realty Investment Trust	449	43,975
Fifth Third Bancorp	4,528	120,218
Franklin Resources Inc	1,991	53,239
Globe Life Inc	628	70,066
The Goldman Sachs Group Inc	2,086	683,603
The Hartford Financial Services Group Inc	2,076	149,098
Healthpeak Properties Inc	3,020	62,152
Host Hotels & Resorts Inc	4,539	71,671
Huntington Bancshares Inc	7,104	78,783
Intercontinental Exchange Inc	3,524	415,797
Invesco Ltd	2,486	39,577
Iron Mountain Inc	1,369	86,986
JPMorgan Chase & Co	18,069	2,644,037
KeyCorp	6,069	68,762
Kimco Realty Corp	2,994	56,706
Lincoln National Corp	1,186	30,433
M&T Bank Corp	1,042	130,302
Marsh & McLennan Cos Inc	3,049	594,525
Mastercard Inc	3,897	1,608,058
MetLife Inc	4,060	257,160
Mid-America Apartment Communities Inc	732	106,308
Morgan Stanley	8,048	685,287
Nasdaq Inc	2,247	117,923
Northern Trust Corp	1,359	103,379
The PNC Financial Services Group Inc	2,470	298,203
Principal Financial Group Inc	1,584	123,093

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

The Progressive Corp	3,603	$480,892
Prologis Inc	5,686	706,201
Prudential Financial Inc	2,266	214,522
Public Storage	964	266,430
Raymond James Financial Inc	1,273	133,143
Realty Income Corp	3,496	195,916
Regency Centers Corp	1,109	68,980
Regions Financial Corp	6,273	115,047
SBA Communications Corp	680	152,680
Simon Property Group Inc	2,085	236,627
State Street Corp	2,304	158,377
Synchrony Financial	3,166	102,198
T Rowe Price Group Inc	1,478	165,876
The Travelers Cos Inc	1,423	229,430
Truist Financial Corp	8,471	258,789
UDR Inc	1,770	70,623
US Bancorp	8,502	310,578
Ventas Inc	2,564	111,996
VICI Properties Inc	6,079	187,476
Visa Inc	10,010	2,459,257
W R Berkley Corp	1,335	82,583
Wells Fargo & Co	23,473	969,200
Welltower Inc	2,792	231,401
Weyerhaeuser Co	4,832	158,248
Willis Towers Watson PLC	703	145,352
Zions Bancorp NA	1,054	37,417
Total Financial		30,509,998

Industrial (7.33%)
3M Co	3,484	371,638
A O Smith Corp	942	68,295
Agilent Technologies Inc	1,822	220,590
Allegion plc	601	68,400
Amcor PLC	9,487	92,403
AMETEK Inc	1,502	239,584
Amphenol Corp	3,796	335,490
Ball Corp	2,136	116,305
The Boeing Co*	3,466	776,488
Carrier Global Corp	5,321	305,691
Caterpillar Inc	1,632	458,804
CH Robinson Worldwide Inc	835	75,509
CSX Corp	13,057	394,321
Deere & Co	1,665	684,215
Dover Corp	941	139,550
Eaton Corp PLC	2,529	582,606
Emerson Electric Co	3,519	345,742
Expeditors International of Washington Inc	1,105	128,965
FedEx Corp	1,430	373,259
Fortive Corp	2,032	160,223
Generac Holdings Inc*	285	33,861
General Dynamics Corp	1,386	314,123
General Electric Co	6,710	768,027
Honeywell International Inc	4,175	784,650
Howmet Aerospace Inc	2,478	122,587
Huntington Ingalls Industries Inc	281	61,910
IDEX Corp	523	118,407

Security Description	Shares	Value

Illinois Tool Works Inc	1,710	$422,969
Ingersoll Rand Inc	2,562	178,341
Jacobs Solutions Inc	846	114,058
JB Hunt Transport Services Inc	529	99,389
Johnson Controls International plc	4,233	250,001
Keysight Technologies Inc*	1,144	152,495
L3Harris Technologies Inc	1,217	216,736
Lockheed Martin Corp	299	134,057
Martin Marietta Materials Inc	396	176,778
Mettler-Toledo International Inc*	143	173,528
Mohawk Industries Inc*	390	39,542
Nordson Corp	343	83,740
Norfolk Southern Corp	1,403	287,629
Northrop Grumman Corp	886	383,718
Old Dominion Freight Line Inc	595	254,285
Otis Worldwide Corp	2,659	227,477
Packaging Corp of America	651	97,064
Parker-Hannifin Corp	810	337,689
Pentair PLC	1,156	81,221
Republic Services Inc	1,333	192,125
Rockwell Automation Inc	758	236,557
RTX Corp	9,130	785,545
Snap-on Inc	354	95,084
Stanley Black & Decker Inc	953	89,944
TE Connectivity Ltd	1,949	258,028
Teledyne Technologies Inc*	318	133,019
Textron Inc	1,451	112,757
Trane Technologies PLC	1,411	289,622
TransDigm Group Inc*	326	294,655
Trimble Inc*	1,634	89,527
Union Pacific Corp	3,818	842,136
United Parcel Service Inc	4,495	761,453
Vulcan Materials Co	865	188,786
Waste Management Inc	2,319	363,573
Westinghouse Air Brake Technologies Corp	1,153	129,736
Westrock Co	1,715	56,098
Xylem Inc	1,143	118,346
Total Industrial		16,889,351

Technology (27.24%)
Accenture PLC	3,879	1,255,904
Activision Blizzard Inc	4,465	410,735
Adobe Inc*	2,820	1,577,339
Advanced Micro Devices Inc*	9,932	1,050,011
Analog Devices Inc	3,122	567,517
ANSYS Inc*	560	178,567
Apple Inc(a)	91,619	17,212,462
Applied Materials Inc	5,193	793,283
Autodesk Inc*	1,396	309,828
Broadcom Inc	2,515	2,321,068
Broadridge Financial Solutions Inc	788	146,733
Cadence Design Systems Inc*	1,756	422,213
Ceridian HCM Holding Inc*	855	62,005

Security Description	Shares	Value

Cognizant Technology Solutions Corp	3,335	$238,819
DXC Technology Co*	1,730	35,880
Electronic Arts Inc	1,604	192,448
EPAM Systems Inc*	359	92,977
Fidelity National Information Services Inc	3,855	215,340
Fiserv Inc*	3,670	445,501
Fortinet Inc*	4,205	253,183
Hewlett Packard Enterprise Co	8,406	142,818
HP Inc	5,707	169,555
Intel Corp	25,746	904,714
International Business Machines Corp	5,569	817,696
Intuit Inc	1,757	951,960
Jack Henry & Associates Inc	460	72,119
KLA Corp	880	441,646
Lam Research Corp	831	583,694
Leidos Holdings Inc	915	89,222
Microchip Technology Inc	3,286	268,926
Micron Technology Inc	6,762	472,934
Microsoft Corp(a)	45,855	15,029,437
Monolithic Power Systems Inc	267	139,163
MSCI Inc	510	277,246
NetApp Inc	1,421	108,991
NVIDIA Corp	15,154	7,479,257
NXP Semiconductors NV	1,526	313,929
ON Semiconductor Corp*	2,743	270,076
Oracle Corp	4,827	581,123
Paychex Inc	2,089	255,338
Paycom Software Inc	305	89,926
PTC Inc*	681	100,223
Qorvo Inc*	744	79,898
QUALCOMM Inc	6,868	786,592
Roper Technologies Inc	684	341,357
Salesforce Inc*	6,236	1,381,025
Seagate Technology Holdings PLC	1,368	96,841
ServiceNow Inc*	1,243	731,916
Skyworks Solutions Inc	1,059	115,156
Synopsys Inc*	962	441,452
Take-Two Interactive Software Inc*	778	110,632
Teradyne Inc	1,007	108,625
Texas Instruments Inc	5,636	947,186
Tyler Technologies Inc*	246	98,014
Western Digital Corp*	1,916	86,220
Zebra Technologies Corp*	348	95,703
Total Technology		62,762,423

Utilities (2.44%)
The AES Corp	4,344	77,888
Alliant Energy Corp	1,583	79,419
Ameren Corp	1,682	133,332
American Electric Power Co Inc	3,242	254,173
American Water Works Co Inc	1,183	164,129
Atmos Energy Corp	820	95,079

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

CenterPoint Energy Inc	2,979	$83,084
CMS Energy Corp	1,870	105,075
Consolidated Edison Inc	2,227	198,114
Constellation Energy Corp	2,068	215,403
Dominion Energy Inc	5,130	249,010
DTE Energy Co	1,258	130,052
Duke Energy Corp	4,806	426,773
Edison International	2,433	167,512
Entergy Corp	1,304	124,206
Evergy Inc	1,567	86,138
Eversource Energy	2,170	138,489
Exelon Corp	6,205	248,945
FirstEnergy Corp	3,716	134,036
NextEra Energy Inc	12,241	817,700
NRG Energy Inc	1,663	62,446
PG&E Corp*	9,918	161,663

Security Description	Shares	Value

Pinnacle West Capital Corp	806	62,280
PPL Corp	4,645	115,753
Public Service Enterprise Group Inc	3,151	192,463
Sempra	3,878	272,313
The Southern Co	6,719	455,078
WEC Energy Group Inc	2,060	173,287
Xcel Energy Inc	3,432	196,070
Total Utilities		5,619,910

Total Common Stock (Cost $69,388,228)		229,110,684

United States Treasury Bills (0.43%)
United States Treasury Bill(a) (Cost $999,424)	1,000,000	999,424

Security Description	Shares	Value

Total Investments (Cost $70,387,652) (99.85%)		$230,110,108
Other Net Assets (0.15%)		345,385
Net Assets (100.00%)		$230,455,493

*Non-income producing security.

(a)A portion of these securities, a total of $16,092,140, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2023:
Contracts - $50 times premium / delivery month / commitment / exchange
S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / SEP 2023 / Long / CME	$1,121,363	$1,129,000	$7,637

S&P MidCap Index FundPortfolio of Investments8/31/23

Security Description	Shares	Value

Common Stock (98.60%)

Basic Materials (4.86%)
Alcoa Corp	9,686	$291,355
Ashland Inc	2,252	195,091
Avient Corp	4,377	175,561
Axalta Coating Systems Ltd*	10,238	289,735
Cabot Corp	2,829	204,989
The Chemours Co	6,958	236,711
Cleveland-Cliffs Inc*	24,257	370,890
Commercial Metals Co	5,462	307,456
MP Materials Corp*	4,551	95,298
NewMarket Corp	330	154,981
Olin Corp	5,755	333,905
Reliance Steel & Aluminum Co(a)	2,751	783,925
Royal Gold Inc	3,049	341,762
RPM International Inc	5,948	593,254
Sensient Technologies Corp	2,152	132,585
United States Steel Corp	10,725	333,440
Valvoline Inc	6,518	224,480
Westlake Corp	1,692	221,618
Total Basic Materials		5,287,036

Communications (2.14%)
Cable One Inc	219	142,475
Calix Inc*	2,919	135,763
Ciena Corp*	6,927	346,211
Frontier Communications Parent Inc*	10,957	175,531
Iridium Communications Inc	5,851	286,406
The New York Times Co	7,647	338,533
Nexstar Media Group Inc	1,716	279,365
TEGNA Inc	10,999	181,813
TripAdvisor Inc*	5,427	82,002

Security Description	Shares	Value

World Wrestling Entertainment Inc	2,130	$205,652
Ziff Davis Inc*	2,375	158,294
Total Communications		2,332,045

Consumer, Cyclical (15.20%)
Adient PLC*	4,382	171,643
Aramark	12,010	446,532
Autoliv Inc	3,697	360,827
AutoNation Inc*	1,506	236,578
BJ’s Wholesale Club Holdings Inc*	6,242	420,648
Boyd Gaming Corp	3,675	245,747
Brunswick Corp	3,385	267,821
Capri Holdings Ltd*	5,840	306,542
Carter’s Inc	1,936	138,560
Casey’s General Stores Inc	1,728	422,340
Choice Hotels International Inc	1,228	155,833
Churchill Downs Inc	3,048	381,853
Columbia Sportswear Co	1,749	128,272
Crocs Inc*	2,854	277,808
Deckers Outdoor Corp*,(a)	1,261	667,181
Dick’s Sporting Goods Inc	2,914	339,015
Dolby Laboratories Inc	2,761	233,222
FirstCash Holdings Inc	1,713	153,005
Five Below Inc*	2,576	442,969
Foot Locker Inc	4,024	78,951
Fox Factory Holding Corp*	2,083	230,817
GameStop Corp*	12,308	228,313
Gap Inc	10,406	120,501
Gentex Corp	10,788	352,336
Goodyear Tire & Rubber Co*	13,550	174,931
Harley-Davidson Inc	6,558	221,333
Hilton Grand Vacations Inc*	3,561	155,687

Security Description	Shares	Value

JetBlue Airways Corp*	15,918	$94,235
KB Home	3,729	189,433
Kohl’s Corp	5,446	145,081
Lear Corp	2,745	395,527
Leggett & Platt Inc	6,149	173,402
Light & Wonder Inc*	4,361	334,358
Lithia Motors Inc	1,276	393,034
Macy’s Inc	13,324	162,953
Marriott Vacations Worldwide Corp	1,708	185,643
Mattel Inc*	16,944	375,479
MSC Industrial Direct Co Inc	2,184	222,899
Murphy USA Inc	929	295,088
Nordstrom Inc	5,524	89,599
Ollie’s Bargain Outlet Holdings Inc*	2,658	204,879
Papa John’s International Inc	1,368	103,558
Penn Entertainment Inc*	7,128	168,862
Planet Fitness Inc*	2,033	123,606
Polaris Inc	2,560	286,950
PVH Corp	2,926	244,614
RH*	865	315,889
The Scotts Miracle-Gro Co	2,013	114,057
Skechers USA Inc*	6,275	315,695
Taylor Morrison Home Corp*	5,050	239,370
Tempur Sealy International Inc	8,400	392,448
Texas Roadhouse Inc	3,129	325,729
Thor Industries Inc	2,630	275,677
Toll Brothers Inc	4,752	389,331
Topgolf Callaway Brands Corp*	6,451	112,505
Travel + Leisure Co	3,652	146,810
Under Armour Inc*	9,303	71,075

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

Visteon Corp*	1,383	$192,610
Watsco Inc	1,544	562,865
The Wendy’s Co	7,789	154,144
WESCO International Inc	1,080	174,798
Williams-Sonoma Inc	3,143	443,792
Wingstop Inc	1,474	236,783
Wyndham Hotels & Resorts Inc	4,110	309,853
YETI Holdings Inc*	4,150	207,293
Total Consumer, Cyclical		16,529,190

Consumer, Non-Cyclical (15.71%)
Acadia Healthcare Co Inc*	4,932	380,257
Amedisys Inc*	1,661	155,719
Arrowhead Pharmaceuticals Inc*	4,940	136,542
ASGN Inc*	2,452	201,456
Avis Budget Group Inc*	1,142	243,691
Azenta Inc*	3,119	176,005
BellRing Brands Inc*	5,935	246,303
The Boston Beer Co Inc*	434	158,597
The Brink’s Co	2,289	173,529
Bruker Corp	4,670	306,352
Celsius Holdings Inc*	1,991	390,316
Chemed Corp	696	355,962
Coca-Cola Consolidated Inc	234	163,543
Coty Inc*	17,865	206,519
Darling Ingredients Inc*	7,638	471,723
Encompass Health Corp	4,646	330,052
Enovis Corp*	2,165	121,327
Envista Holdings Corp*	7,575	242,552
Euronet Worldwide Inc*	2,322	202,850
Exelixis Inc*	15,245	341,336
Flowers Foods Inc	9,472	223,160
FTI Consulting Inc*	1,626	302,143
Globus Medical Inc*	3,944	213,370
Graham Holdings Co	198	116,093
Grand Canyon Education Inc*	1,556	182,441
Grocery Outlet Holding Corp*	4,492	138,578
H&R Block Inc	7,068	282,579
Haemonetics Corp*	2,487	223,159
Halozyme Therapeutics Inc*	6,303	268,256
HealthEquity Inc*	4,172	281,819
Helen of Troy Ltd*	1,182	145,291
Hertz Global Holdings Inc*	8,108	137,431
ICU Medical Inc*	1,011	146,625
Inari Medical Inc*	1,706	113,654
Ingredion Inc	3,068	315,728
Insperity Inc	1,787	181,077
Integra LifeSciences Holdings Corp*	3,687	156,845
Jazz Pharmaceuticals PLC*	2,982	427,500
Lancaster Colony Corp	997	164,694
Lantheus Holdings Inc*	3,393	232,217
LivaNova PLC*	2,630	146,097
ManpowerGroup Inc	2,492	196,544
Masimo Corp*	2,384	272,444

Security Description	Shares	Value

Medpace Holdings Inc*	1,148	$310,270
Neogen Corp*	10,656	246,367
Neurocrine Biosciences Inc*	4,516	491,747
Omnicell Inc*	2,201	125,149
Option Care Health Inc*	7,340	255,652
Patterson Cos Inc	4,245	127,520
Paylocity Holding Corp*	1,910	382,955
Penumbra Inc*	1,780	470,810
Performance Food Group Co*	7,237	449,635
Perrigo Co PLC	6,298	220,430
Post Holdings Inc*	2,643	237,104
Progyny Inc*	3,648	136,216
QuidelOrtho Corp*	2,295	189,016
R1 RCM Inc*	7,094	122,301
Repligen Corp*	2,413	419,645
Service Corp International	7,236	456,664
Shockwave Medical Inc*	1,697	374,002
Sotera Health Co*	4,867	78,553
Sprouts Farmers Market Inc*	4,787	195,262
Syneos Health Inc*	5,169	220,871
Tenet Healthcare Corp*	4,879	378,415
United Therapeutics Corp*	2,246	503,910
US Foods Holding Corp*	10,280	415,620
WEX Inc*	2,050	402,169
Total Consumer, Non-Cyclical		17,082,659

Energy (4.91%)
Antero Midstream Corp	16,512	200,125
Antero Resources Corp*	12,721	351,990
ChampionX Corp	9,174	331,090
Chesapeake Energy Corp	4,969	438,315
Chord Energy Corp	1,989	321,224
CNX Resources Corp*	7,627	170,463
DT Midstream Inc	4,509	235,776
Equitrans Midstream Corp	20,127	193,219
HF Sinclair Corp	6,167	339,740
Matador Resources Co	5,229	332,042
Murphy Oil Corp	6,793	308,402
NOV Inc	18,236	385,327
Ovintiv Inc	8,779	412,262
PBF Energy Inc	5,251	246,219
Range Resources Corp	11,125	360,228
Southwestern Energy Co*	50,744	344,044
Sunrun Inc*	10,473	163,693
Valaris Ltd*	2,772	208,787
Total Energy		5,342,946

Financial (20.58%)
Banks (5.08%)
Associated Banc-Corp	7,389	128,051
Bank OZK	4,991	200,488
Cadence Bank	8,475	193,908
Cathay General Bancorp	3,575	127,377
Columbia Banking System Inc	10,221	209,326
Commerce Bancshares Inc	5,272	258,802
Cullen/Frost Bankers Inc	3,002	283,779

Security Description	Shares	Value

East West Bancorp Inc	6,605	$365,521
First Financial Bankshares Inc	6,399	183,779
First Horizon Corp	25,011	313,888
FNB Corp	17,881	207,956
Glacier Bancorp Inc	5,299	160,083
Hancock Whitney Corp	3,992	164,670
Home BancShares Inc	8,489	188,286
International Bancshares Corp	2,594	116,159
Old National Bancorp	13,541	206,636
Pinnacle Financial Partners Inc	3,562	237,087
Prosperity Bancshares Inc	4,501	255,702
SouthState Corp	3,500	253,050
Synovus Financial Corp	7,150	221,364
Texas Capital Bancshares Inc*	2,377	148,420
UMB Financial Corp	2,226	140,705
United Bankshares Inc	6,634	199,551
Valley National Bancorp	19,658	180,460
Webster Financial Corp	8,119	344,327
Wintrust Financial Corp	3,023	234,615
		5,523,990

Diversified Financial Service (2.67%)
Affiliated Managers Group Inc	1,728	231,569
Evercore Inc	1,761	246,628
Federated Hermes Inc	4,336	150,719
Interactive Brokers Group Inc	4,769	434,361
Janus Henderson Group PLC	6,533	179,462
Jefferies Financial Group Inc	9,089	324,386
SEI Investments Co	4,709	292,241
SLM Corp	12,091	172,176
Stifel Financial Corp	4,939	321,134
Voya Financial Inc	4,767	332,165
Western Union Co	17,443	215,421
		2,900,262

Insurance (4.64%)
American Financial Group Inc	3,269	378,942
Brighthouse Financial Inc*	3,429	170,284
CNO Financial Group Inc	5,637	131,906
Erie Indemnity Co	1,158	322,769
Essent Group Ltd	4,989	250,548
First American Financial Corp	4,805	296,372
The Hanover Insurance Group Inc	1,804	192,523
Kemper Corp	3,169	148,848
Kinsale Capital Group Inc	1,012	403,414
MGIC Investment Corp	13,720	241,198
Old Republic International Corp	13,034	356,480
Primerica Inc	1,734	348,465
Reinsurance Group of America Inc	3,108	430,831
RenaissanceRe Holdings Ltd	2,189	411,291
RLI Corp	1,995	262,382

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

Selective Insurance Group Inc	2,808	$278,582
Unum Group	8,627	424,362
		5,049,197

Real Estate (7.80%)
Agree Realty Corp	4,353	269,102
Annaly Capital Management Inc	22,074	447,440
Apartment Income REIT Corp	7,332	249,728
Brixmor Property Group Inc	13,948	306,577
Corporate Office Properties Trust	5,542	143,427
Cousins Properties Inc	7,447	175,005
CubeSmart	10,411	434,243
EastGroup Properties Inc	2,141	384,588
EPR Properties	3,807	170,477
Equity LifeStyle Properties Inc	6,286	420,911
First Industrial Realty Trust Inc	6,129	318,340
Healthcare Realty Trust Inc	17,671	309,596
Highwoods Properties Inc	5,170	123,201
Independence Realty Trust Inc	11,035	185,719
Jones Lang LaSalle Inc*	2,225	384,480
Kilroy Realty Corp	4,891	180,722
Kite Realty Group Trust	10,183	229,830
Lamar Advertising Co	4,063	370,627
Medical Properties Trust Inc	29,439	212,550
National Storage Affiliates Trust	3,823	128,453
NNN REIT Inc	8,471	333,673
Omega Healthcare Investors Inc	10,859	345,533
Park Hotels & Resorts Inc	10,011	128,441
Physicians Realty Trust	11,481	159,701
PotlatchDeltic Corp	3,706	175,146
Rayonier Inc	6,825	204,068
Rexford Industrial Realty Inc	9,344	499,624
Sabra Health Care REIT Inc	11,960	149,859
Spirit Realty Capital Inc	6,787	262,046
STAG Industrial Inc	8,303	303,309
Starwood Property Trust Inc	14,468	295,581
Vornado Realty Trust	7,522	180,678
		8,482,675

Savings&Loans (0.39%)
New York Community Bancorp Inc	34,642	425,404

Total Financial		22,381,528

Industrial (24.14%)
Acuity Brands Inc	1,475	237,888
Advanced Drainage Systems Inc	2,994	383,711
AECOM	6,415	562,916
AGCO Corp	2,886	373,824
AptarGroup Inc	3,049	404,175

Security Description	Shares	Value

Arrow Electronics Inc*	2,704	$360,795
Avnet Inc	4,237	215,028
Belden Inc	2,110	198,129
Berry Global Group Inc	2,853	186,415
Builders FirstSource Inc*,(a)	5,963	864,874
BWX Technologies Inc	2,190	161,534
Carlisle Cos Inc(a)	2,360	620,727
Chart Industries Inc*	1,893	341,838
Clean Harbors Inc*	2,319	392,699
Cognex Corp	8,022	377,676
Coherent Corp*	6,619	249,073
Crane Co	2,397	218,415
Crown Holdings Inc	4,313	399,643
Curtiss-Wright Corp	1,778	369,806
Donaldson Co Inc	5,980	381,943
Eagle Materials Inc	1,660	314,271
EMCOR Group Inc	2,187	490,435
Energizer Holdings Inc	3,289	112,977
EnerSys	2,007	210,695
Esab Corp	2,165	156,248
Exponent Inc	2,362	212,249
Flowserve Corp	6,092	241,060
Fluor Corp*	7,046	246,540
Fortune Brands Innovations Inc	6,065	418,606
GATX Corp	1,735	204,973
Graco Inc(a)	7,816	616,995
Graphic Packaging Holding Co	7,352	163,508
Greif Inc	1,262	91,609
GXO Logistics Inc*	5,224	334,179
Hexcel Corp	3,924	287,629
Hubbell Inc(a)	2,487	810,886
ITT Inc	3,840	392,755
Jabil Inc(a)	6,172	706,200
Kirby Corp*	2,952	244,514
Knife River Corp*	2,553	131,377
Knight-Swift Transportation Holdings Inc	7,708	422,553
Landstar System Inc	1,720	326,473
Lennox International Inc	1,501	565,592
Lincoln Electric Holdings Inc	2,670	513,868
Littelfuse Inc	1,188	317,291
Louisiana-Pacific Corp	3,326	207,808
MasTec Inc*	2,921	290,610
MDU Resources Group Inc	9,443	192,259
The Middleby Corp*	2,487	362,082
MSA Safety Inc	1,710	312,383
National Instruments Corp	6,107	363,977
Novanta Inc*	1,653	276,018
nVent Electric PLC	7,700	435,358
Oshkosh Corp	3,039	315,539
Owens Corning(a)	4,190	602,983
Regal Rexnord Corp	3,072	498,248
Ryder System Inc	2,225	224,058
Saia Inc*	1,240	528,488
Silgan Holdings Inc	4,124	186,116

Security Description	Shares	Value

Simpson Manufacturing Co Inc	1,977	$315,846
Sonoco Products Co	4,807	276,162
Stericycle Inc*	4,530	200,271
TD SYNNEX Corp	2,068	210,419
Terex Corp	3,317	201,043
Tetra Tech Inc	2,471	388,812
The Timken Co	3,046	232,775
TopBuild Corp*	1,464	424,677
The Toro Co	4,992	510,781
Trex Co Inc*	5,043	359,919
UFP Industries Inc	2,866	299,067
Universal Display Corp	2,059	334,711
Valmont Industries Inc	976	247,416
Vishay Intertechnology Inc	6,508	178,580
Vontier Corp	7,227	227,000
Watts Water Technologies Inc	1,269	239,549
Werner Enterprises Inc	2,668	111,015
Woodward Inc	2,799	362,107
Worthington Industries Inc	1,494	112,453
XPO Inc*	5,224	389,867
Total Industrial		26,252,989

Technology (8.02%)
ACI Worldwide Inc*	5,071	123,124
Allegro MicroSystems Inc*	3,324	127,143
Amkor Technology Inc	4,951	138,430
Aspen Technology Inc*	1,357	263,258
Blackbaud Inc*	2,228	169,573
CACI International Inc*	1,091	357,859
Cirrus Logic Inc*	2,556	209,694
CommVault Systems Inc*	2,041	139,421
Concentrix Corp	2,150	171,635
Crane NXT Co	2,397	142,286
Doximity Inc*	2,842	67,753
Dropbox Inc*	6,510	180,913
Dynatrace Inc*	10,299	496,412
Envestnet Inc*	2,807	153,346
ExlService Holdings Inc*	8,150	238,225
Genpact Ltd	8,296	309,690
IPG Photonics Corp*	1,370	148,453
KBR Inc	6,497	399,695
Kyndryl Holdings Inc*	9,501	160,377
Lattice Semiconductor Corp*,(a)	6,425	624,896
Lumentum Holdings Inc*	3,441	186,261
MACOM Technology Solutions Holdings Inc*	2,571	217,404
Manhattan Associates Inc*	2,862	579,898
Maximus Inc	2,817	227,670
MKS Instruments Inc	2,819	282,548
NCR Corp*	6,803	209,260
Power Integrations Inc	2,809	236,012
Qualys Inc*	1,539	239,545
Science Applications International Corp	2,584	304,033
Silicon Laboratories Inc*	1,602	216,046

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

Super Micro Computer Inc*	2,185	$601,050
Synaptics Inc*	1,979	173,242
Teradata Corp*	5,003	231,489
Wolfspeed Inc*	5,759	275,395
ZoomInfo Technologies Inc*	6,452	116,265
Total Technology		8,718,301

Utilities (3.04%)
ALLETE Inc	2,880	158,112
Black Hills Corp	3,208	176,440
Essential Utilities Inc	11,119	410,291
Hawaiian Electric Industries Inc	5,499	77,096
IDACORP Inc	2,485	238,162
National Fuel Gas Co	4,264	229,147
New Jersey Resources Corp	4,492	189,428
NorthWestern Corp	2,732	137,693

Security Description	Shares	Value

OGE Energy Corp	9,334	$317,823
ONE Gas Inc	2,719	197,046
Ormat Technologies Inc	2,357	178,991
PNM Resources Inc	4,231	187,476
Portland General Electric Co	4,484	196,668
Southwest Gas Holdings Inc	3,218	199,291
Spire Inc	2,590	151,282
UGI Corp	10,331	260,135
Total Utilities		3,305,081

Total Common Stock (Cost $73,250,830)		107,231,775

United States Treasury Bills (1.29%)
United States Treasury Bill(a) (Cost $1,399,194)	1,400,000	1,399,194

Security Description	Shares	Value

Total Investments (Cost $74,650,024) (99.89%)		$108,630,969
Other Net Assets (0.11%)		114,511
Net Assets (100.00%)		$108,745,480

*Non-income producing security.

(a)A portion of these securities, a total of $6,398,610, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2023:
Contracts - $100 times premium / delivery month / commitment / exchange
S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / SEP 2023 / Long / CME	$1,318,900	$1,324,350	$5,450

S&P SmallCap Index FundPortfolio of Investments8/31/23

Security Description	Shares	Value

Common Stock (99.23%)

Basic Materials (4.40%)
AdvanSix Inc	1,501	$49,653
American Vanguard Corp	1,902	26,286
ATI Inc*,(a)	6,671	302,396
Balchem Corp	1,750	245,875
Carpenter Technology Corp	2,537	158,892
Compass Minerals International Inc	1,858	56,019
Hawkins Inc	1,183	73,571
Haynes International Inc	687	33,532
HB Fuller Co	2,926	212,223
Innospec Inc	1,410	151,462
Kaiser Aluminum Corp	868	65,899
Koppers Holdings Inc	1,138	43,574
Livent Corp*	9,782	210,020
Mativ Holdings Inc	2,993	49,085
Mercer International Inc	2,519	22,898
Minerals Technologies Inc	1,767	107,964
Quaker Chemical Corp	776	137,724
Rogers Corp*	973	140,608
Stepan Co	1,241	108,302
Sylvamo Corp	1,740	72,680
Trinseo PLC	2,275	23,956
Total Basic Materials		2,292,619

Communications (3.94%)
A10 Networks Inc	3,745	55,763
ADTRAN Holdings Inc	3,950	33,773
AMC Networks Inc*	1,982	23,070
ATN International Inc	779	27,943
Cars.com Inc*	3,375	63,079

Security Description	Shares	Value

Clearfield Inc*	714	$25,097
Cogent Communications Holdings Inc	2,197	155,064
Consolidated Communications Holdings Inc*	5,162	20,390
DISH Network Corp*	6,599	39,594
ePlus Inc*	1,533	101,761
The EW Scripps Co*	3,903	29,819
Extreme Networks Inc*	6,599	181,143
Gogo Inc*	4,207	47,749
Harmonic Inc*	5,985	63,920
HealthStream Inc	1,518	31,924
InterDigital Inc	1,533	132,926
Lumen Technologies Inc	52,497	83,470
NETGEAR Inc*	1,998	26,334
Perficient Inc*	1,886	120,308
Scholastic Corp	1,686	73,257
Shenandoah Telecommunications Co	2,729	62,057
Shutterstock Inc	1,461	61,523
TechTarget Inc*	1,557	44,764
Telephone and Data Systems Inc	5,200	111,748
Thryv Holdings Inc*	1,075	21,919
Viasat Inc*	4,351	120,697
Viavi Solutions Inc*	12,806	133,823
Yelp Inc*	3,797	162,701
Total Communications		2,055,616

Consumer, Cyclical (15.95%)
Abercrombie & Fitch Co*	2,669	143,459
Academy Sports & Outdoors Inc	3,865	210,913
Advance Auto Parts Inc	3,087	212,447

Security Description	Shares	Value

Allegiant Travel Co	873	$77,557
American Axle & Manufacturing Holdings Inc*	6,241	47,120
American Eagle Outfitters Inc	9,495	161,035
America’s Car-Mart Inc*	397	44,190
Asbury Automotive Group Inc*	1,126	258,974
BJ’s Restaurants Inc*	1,372	40,351
Bloomin’ Brands Inc	4,459	125,120
Boot Barn Holdings Inc*	1,698	155,792
Brinker International Inc*	2,400	78,552
The Buckle Inc	1,610	58,829
Caleres Inc	1,940	55,620
Cavco Industries Inc*	440	122,989
Century Communities Inc	1,540	114,345
The Cheesecake Factory Inc	2,724	86,759
Chico’s FAS Inc*	6,814	34,956
Chuy’s Holdings Inc*	1,025	39,053
Cinemark Holdings Inc*	5,839	95,059
Cracker Barrel Old Country Store Inc	1,264	104,192
Dana Inc	3,349	53,952
Dave & Buster’s Entertainment Inc*	2,448	96,133
Designer Brands Inc	2,740	28,797
Dine Brands Global Inc	923	50,562
Dorman Products Inc*	1,611	132,924
Ethan Allen Interiors Inc	1,450	45,501
Gentherm Inc*	1,891	113,857
G-III Apparel Group Ltd*	2,328	46,211
GMS Inc*	2,371	164,405
Golden Entertainment Inc	1,277	46,496
Green Brick Partners Inc*	1,442	71,321
Group 1 Automotive Inc	794	209,949

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

Guess? Inc	1,794	$43,164
Hanesbrands Inc	19,904	104,496
Hawaiian Holdings Inc*	3,036	26,049
Hibbett Inc	761	35,242
HNI Corp	2,445	80,098
Installed Building Products Inc	1,212	175,413
Interface Inc	4,184	43,221
iRobot Corp*	1,698	66,035
Jack in the Box Inc	1,122	90,175
Kontoor Brands Inc	2,689	123,129
La-Z-Boy Inc	2,350	72,498
LCI Industries	1,385	173,513
Leslie’s Inc*	8,731	54,656
LGI Homes Inc*	1,116	137,380
M/I Homes Inc*	1,612	158,266
MarineMax Inc*	1,369	45,547
MDC Holdings Inc	3,308	156,965
Meritage Homes Corp	1,992	276,968
Methode Electronics Inc	2,056	66,306
MillerKnoll Inc	4,446	84,919
Monarch Casino & Resort Inc	723	48,730
Movado Group Inc	1,175	32,136
National Vision Holdings Inc*	4,647	85,087
Nu Skin Enterprises Inc	2,909	69,496
The ODP Corp*	1,776	87,592
OPENLANE Inc*	6,404	99,966
Oxford Industries Inc	879	88,770
Patrick Industries Inc	1,173	98,110
PC Connection Inc	791	42,018
PriceSmart Inc	1,370	108,888
Resideo Technologies Inc*	7,945	133,953
Sally Beauty Holdings Inc*	6,114	62,118
ScanSource Inc*	1,608	52,710
Shake Shack Inc*	2,125	148,750
Shoe Carnival Inc	1,280	29,606
Signet Jewelers Ltd	2,475	185,625
Six Flags Entertainment Corp*	4,032	92,575
SkyWest Inc*	2,323	104,767
Sleep Number Corp*	1,501	38,396
Sonic Automotive Inc	982	52,360
Sonos Inc*	7,255	99,974
Standard Motor Products Inc	1,022	37,845
Steven Madden Ltd	3,988	137,586
Titan International Inc*	3,341	42,063
Tri Pointe Homes Inc*	5,235	162,809
UniFirst Corp	822	144,779
Urban Outfitters Inc*	3,413	113,346
Veritiv Corp	693	116,653
Victoria’s Secret & Co*	2,043	39,185
Vista Outdoor Inc*	3,082	90,149
Wabash National Corp	2,597	58,562
Winnebago Industries Inc	1,795	116,406
Wolverine World Wide Inc	4,486	36,247
XPEL Inc*	1,041	86,715
Xperi Inc*	2,616	30,869
Total Consumer, Cyclical		8,316,301

Security Description	Shares	Value

Consumer, Non-Cyclical (18.06%)
The Aaron’s Co Inc	2,245	$27,097
ABM Industries Inc	3,402	154,519
AdaptHealth Corp*	4,522	53,947
Addus HomeCare Corp*	877	76,913
Adtalem Global Education Inc*	2,476	108,573
Alarm.com Holdings Inc*	2,719	159,252
AMN Healthcare Services Inc*	2,073	183,212
Amphastar Pharmaceuticals Inc*	2,147	114,457
The Andersons Inc	1,695	87,055
AngioDynamics Inc*	2,422	19,449
ANI Pharmaceuticals Inc*	753	48,486
Arcus Biosciences Inc*	2,864	58,712
Arlo Technologies Inc*	5,260	51,390
Artivion Inc*	2,686	45,447
Avanos Medical Inc*	2,649	55,735
Avid Bioservices Inc*	3,394	40,049
B&G Foods Inc	4,291	54,882
BioLife Solutions Inc*	1,847	24,399
Calavo Growers Inc	1,095	36,091
Cal-Maine Foods Inc	2,229	106,524
Catalyst Pharmaceuticals Inc*	5,638	79,158
Central Garden & Pet Co*	2,242	91,474
Certara Inc*	6,004	97,025
The Chefs’ Warehouse Inc*	1,825	52,086
Coherus Biosciences Inc*	4,320	23,026
CONMED Corp	1,660	185,024
Corcept Therapeutics Inc*	4,898	160,312
CoreCivic Inc*	6,264	67,401
CorVel Corp*	518	112,121
Cross Country Healthcare Inc*	1,930	49,717
Cytek Biosciences Inc*	4,334	32,938
Cytokinetics Inc*	5,155	180,116
Deluxe Corp	2,788	56,373
Dynavax Technologies Corp*	6,464	92,823
Edgewell Personal Care Co	2,929	112,942
elf Beauty Inc*,(a)	2,547	353,294
Embecta Corp	3,116	57,116
Enanta Pharmaceuticals Inc*	1,144	16,988
The Ensign Group Inc(a)	3,036	304,259
EVERTEC Inc	3,363	133,074
Forrester Research Inc*	760	23,279
Fortrea Holdings Inc*	2,310	63,641
Fresh Del Monte Produce Inc	1,961	50,104
Fulgent Genetics Inc*	1,246	40,819
The GEO Group Inc*	6,097	44,142
Glaukos Corp*	2,598	195,214
Green Dot Corp*	2,665	39,549
The Hain Celestial Group Inc*	2,548	26,983
Harmony Biosciences Holdings Inc*	1,410	51,113
Healthcare Services Group Inc	4,036	46,616

Security Description	Shares	Value

Heidrick & Struggles International Inc	1,373	$36,371
Hostess Brands Inc*	7,294	207,733
Innoviva Inc*	3,421	43,618
Integer Holdings Corp*	1,887	160,980
Inter Parfums Inc	1,016	141,966
Ironwood Pharmaceuticals Inc*	7,859	69,159
iTeos Therapeutics Inc*	1,290	15,564
J & J Snack Foods Corp	854	138,459
John B Sanfilippo & Son Inc	510	51,179
Kelly Services Inc	2,377	43,951
Korn Ferry	2,700	137,646
LeMaitre Vascular Inc	1,174	67,869
Ligand Pharmaceuticals Inc*	874	57,483
LiveRamp Holdings Inc*	3,686	119,205
Matthews International Corp	1,733	73,098
Medifast Inc	595	50,182
Merit Medical Systems Inc*	3,169	206,872
MGP Ingredients Inc	782	93,762
ModivCare Inc*	822	26,386
Monro Inc	1,788	58,539
Myriad Genetics Inc*	4,414	78,790
National Beverage Corp*	1,271	65,215
NeoGenomics Inc*	7,328	110,140
NuVasive Inc*	2,300	91,425
Orthofix Medical Inc*	1,364	28,862
Owens & Minor Inc*	4,502	76,084
Pacira BioSciences Inc*	2,499	88,215
Payoneer Global Inc*	11,786	72,955
Pediatrix Medical Group Inc*	4,667	65,945
Perdoceo Education Corp	3,659	60,630
Prestige Consumer Healthcare Inc*	2,707	157,899
PROG Holdings Inc*	2,444	83,829
Quanex Building Products Corp	2,085	56,253
RadNet Inc*	2,656	88,737
REGENXBIO Inc*	1,997	35,347
Resources Connection Inc	2,156	33,440
Sabre Corp*	19,338	96,690
Select Medical Holdings Corp	5,932	173,274
The Simply Good Foods Co*	4,607	166,221
SpartanNash Co	2,264	49,265
STAAR Surgical Co*	2,506	108,660
Strategic Education Inc	1,267	98,193
Stride Inc*	2,333	99,129
Supernus Pharmaceuticals Inc*	2,945	93,769
Tandem Diabetes Care Inc*	3,663	100,220
Tootsie Roll Industries Inc	1,179	37,905
TreeHouse Foods Inc*	2,749	127,883
TrueBlue Inc*	2,078	31,440
uniQure NV*	2,283	19,885
United Natural Foods Inc*	3,259	65,604
Universal Corp	1,398	66,573
Upbound Group Inc	2,854	87,389
US Physical Therapy Inc	708	71,388

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

USANA Health Sciences Inc*	735	$47,253
Vanda Pharmaceuticals Inc*	3,820	19,826
Varex Imaging Corp*	2,184	42,959
Vector Group Ltd	7,496	80,282
Vericel Corp*	2,572	84,439
Viad Corp*	1,286	36,510
Vir Biotechnology Inc*	4,133	52,324
WD-40 Co	694	149,120
Xencor Inc*	3,264	71,743
Total Consumer, Non-Cyclical		9,416,648

Energy (5.03%)
Archrock Inc	7,291	93,252
Bristow Group Inc*	1,489	41,245
California Resources Corp	2,767	154,509
Callon Petroleum Co*	2,785	109,256
Civitas Resources Inc	2,566	210,977
Comstock Resources Inc	2,610	31,999
CONSOL Energy Inc	1,779	153,065
Core Laboratories Inc	2,540	61,062
Dril-Quip Inc*	1,932	53,285
Green Plains Inc*	3,445	106,933
Helix Energy Solutions Group Inc*	7,775	78,839
Helmerich & Payne Inc	5,692	227,623
Nabors Industries Ltd*	420	46,490
NexTier Oilfield Solutions Inc*	4,548	48,254
Northern Oil and Gas Inc	3,000	125,490
NOW Inc*	5,519	61,647
Oceaneering International Inc*	5,903	134,529
Par Pacific Holdings Inc*	2,639	90,650
Patterson-UTI Energy Inc	10,891	153,999
ProPetro Holding Corp*	5,328	51,362
REX American Resources Corp*	990	39,095
SM Energy Co	6,303	266,677
SunCoke Energy Inc	5,463	50,806
Talos Energy Inc*	1,436	24,728
US Silica Holdings Inc*	4,697	57,914
Vital Energy Inc*	645	38,887
Warrior Met Coal Inc	2,814	111,322
Total Energy		2,623,895

Financial (23.01%)
Banks (7.87%)
Ameris Bancorp	3,407	138,835
Atlantic Union Bankshares Corp	4,256	126,361
BancFirst Corp	1,006	96,153
The Bancorp Inc*	3,287	120,666
Bank of Hawaii Corp	1,034	55,567
BankUnited Inc	3,907	102,559
Banner Corp	1,948	84,835
Central Pacific Financial Corp	1,761	29,884
City Holding Co	809	73,910

Security Description	Shares	Value

Community Bank System Inc	3,061	$145,551
Customers Bancorp Inc*	1,891	66,450
CVB Financial Corp	7,160	125,014
Dime Community Bancshares Inc	1,639	34,927
Eagle Bancorp Inc	2,012	48,409
FB Financial Corp	2,073	62,978
First BanCorp/Puerto Rico	9,954	137,962
First Bancorp/Southern Pines NC	2,219	65,771
First Commonwealth Financial Corp	5,896	77,061
First Financial Bancorp	5,167	107,370
First Hawaiian Inc	6,939	131,216
Hanmi Financial Corp	1,915	33,168
Heritage Financial Corp	2,370	40,811
Hilltop Holdings Inc	2,700	82,053
Hope Bancorp Inc	7,571	73,212
Independent Bank Corp	2,486	134,294
Independent Bank Group Inc	2,083	87,903
Lakeland Financial Corp	1,444	75,276
National Bank Holdings Corp	1,877	59,201
NBT Bancorp Inc	2,334	80,336
OFG Bancorp	2,710	81,734
PacWest Bancorp	3,355	26,672
Park National Corp	824	83,850
Pathward Financial Inc	1,570	77,354
Preferred Bank	877	54,470
Renasant Corp	3,048	84,887
S&T Bancorp Inc	2,124	60,173
Seacoast Banking Corp of Florida	3,573	84,359
ServisFirst Bancshares Inc	2,785	156,071
Simmons First National Corp	7,238	128,981
Southside Bancshares Inc	1,707	51,381
Stellar Bancorp Inc	1,704	36,244
Tompkins Financial Corp	798	41,440
Triumph Financial Inc*	1,231	79,067
TrustCo Bank Corp NY	1,199	34,136
Trustmark Corp	3,474	80,041
United Community Banks Inc	6,247	168,669
Veritex Holdings Inc	3,196	60,117
Walker & Dunlop Inc	1,672	142,688
Westamerica BanCorp	1,692	74,499
		4,104,566
Diversified Financial Service (2.63%)
Artisan Partners Asset Management Inc	1,785	68,580
Avantax Inc*	2,268	47,447
B Riley Financial Inc	1,016	52,024
Bread Financial Holdings Inc	2,936	110,335
Brightsphere Investment Group Inc	1,760	36,450
Encore Capital Group Inc*	1,274	59,700
Enova International Inc*	1,852	93,433

Security Description	Shares	Value

Moelis & Co	1,741	$82,541
Mr Cooper Group Inc*	3,775	213,892
Piper Sandler Cos	780	116,204
PRA Group Inc*	2,123	41,356
Radian Group Inc	8,556	231,696
StoneX Group Inc*	956	89,749
Virtus Investment Partners Inc	370	76,627
WisdomTree Inc	7,365	53,765
		1,373,799
Insurance (2.50%)
Ambac Financial Group Inc*	2,813	36,231
American Equity Investment Life Holding Co*	3,301	177,198
AMERISAFE Inc	1,043	54,027
Assured Guaranty Ltd	3,266	192,171
Employers Holdings Inc	1,481	58,100
Genworth Financial Inc*	26,990	156,272
Horace Mann Educators Corp	2,228	63,854
James River Group Holdings Ltd	2,043	29,746
NMI Holdings Inc*	4,761	136,260
Palomar Holdings Inc*	1,266	64,579
ProAssurance Corp	2,940	51,979
Safety Insurance Group Inc	874	60,192
SiriusPoint Ltd*	4,628	51,186
Stewart Information Services Corp	1,478	68,461
Trupanion Inc*	2,003	59,549
United Fire Group Inc	1,180	23,329
Universal Insurance Holdings Inc	1,564	19,800
		1,302,934
Real Estate (8.37%)
Acadia Realty Trust	5,770	85,915
Alexander & Baldwin Inc	3,949	71,121
American Assets Trust Inc	3,246	69,497
Anywhere Real Estate Inc*	5,964	39,124
Apollo Commercial Real Estate Finance Inc	7,080	77,314
Arbor Realty Trust Inc	9,465	151,061
Armada Hoffler Properties Inc	3,969	45,207
ARMOUR Residential REIT Inc	4,218	20,710
Brandywine Realty Trust	10,779	53,895
CareTrust REIT Inc	5,421	109,233
Centerspace	832	53,864
Chatham Lodging Trust	3,361	32,871
Community Healthcare Trust Inc	1,456	48,325
Cushman & Wakefield PLC*	9,565	87,902
DiamondRock Hospitality Co	11,928	96,140
Easterly Government Properties Inc	5,311	71,008
Ellington Financial Inc	3,507	46,889
Elme Communities	4,768	73,332
Essential Properties Realty Trust Inc	7,757	186,321

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

eXp World Holdings Inc	894	$17,183
Four Corners Property Trust Inc	4,570	114,981
Franklin BSP Realty Trust Inc	3,736	52,827
Getty Realty Corp	2,449	73,519
Global Net Lease Inc	5,985	67,930
Innovative Industrial Properties Inc	1,523	132,927
Invesco Mortgage Capital Inc	2,004	22,545
JBG SMITH Properties	2,821	44,233
Kennedy-Wilson Holdings Inc	6,672	106,552
KKR Real Estate Finance Trust Inc	2,854	35,704
LTC Properties Inc	2,206	72,489
LXP Industrial Trust	15,021	147,506
The Macerich Co	5,625	65,756
Marcus & Millichap Inc	1,351	44,988
New York Mortgage Trust Inc	5,054	48,114
NexPoint Residential Trust Inc	1,238	46,487
Office Properties Income Trust	3,225	23,865
Orion Office REIT Inc	3,501	20,411
Outfront Media Inc	7,959	90,335
Pebblebrook Hotel Trust	3,747	54,219
PennyMac Mortgage Investment Trust	4,844	64,958
Phillips Edison & Co Inc	3,067	103,849
RE/MAX Holdings Inc	1,277	20,687
Ready Capital Corp	2,655	28,993
Redwood Trust Inc	7,449	59,666
Retail Opportunity Investments Corp	6,785	91,326
RPT Realty	4,644	52,663
Safehold Inc	1,980	42,134
Saul Centers Inc	843	31,663
Service Properties Trust	9,014	74,456
SITE Centers Corp	10,451	139,521
SL Green Realty Corp	1,835	72,042
The St Joe Co	1,843	113,787
Summit Hotel Properties Inc	6,976	40,531
Sunstone Hotel Investors Inc	11,987	107,643
Tanger Factory Outlet Centers Inc	5,685	132,176
Two Harbors Investment Corp	5,061	69,690
Uniti Group Inc	14,870	79,852
Universal Health Realty Income Trust	828	38,610
Urban Edge Properties	6,914	113,113
Veris Residential Inc*	4,317	80,339
Whitestone REIT	2,907	29,070
Xenia Hotels & Resorts Inc	6,202	73,184
		4,362,253
Savings&Loans (1.64%)
Axos Financial Inc*	2,909	125,349
Banc of California Inc	3,213	40,259

Security Description	Shares	Value

Berkshire Hills Bancorp Inc	2,527	$52,814
Brookline Bancorp Inc	5,218	49,936
Capitol Federal Financial Inc	8,349	47,339
Northfield Bancorp Inc	2,687	28,321
Northwest Bancshares Inc	6,920	76,120
Pacific Premier Bancorp Inc	5,177	119,175
Provident Financial Services Inc	4,301	70,880
Washington Federal Inc	3,726	101,273
WSFS Financial Corp	3,627	142,541
		854,007

Total Financial		11,997,559

Industrial (17.88%)
AAON Inc	3,433	216,485
AAR Corp*	1,864	114,822
Advanced Energy Industries Inc	2,036	240,391
AeroVironment Inc*	1,370	132,931
Alamo Group Inc	586	100,587
Albany International Corp	1,694	157,068
American Woodmark Corp*	905	70,291
Apogee Enterprises Inc	1,386	69,938
Applied Industrial Technologies Inc(a)	1,989	307,042
ArcBest Corp	1,380	145,714
Arcosa Inc	2,634	206,031
Astec Industries Inc	1,237	67,812
AZZ Inc	1,564	76,792
Badger Meter Inc	1,594	264,732
Barnes Group Inc	2,934	115,306
Benchmark Electronics Inc	2,194	56,474
Boise Cascade Co	2,149	235,036
Brady Corp	2,517	126,957
Comfort Systems USA Inc(a)	1,842	339,978
CTS Corp	1,736	77,512
Dorian LPG Ltd	2,072	53,458
DXP Enterprises Inc*	1,147	40,799
Dycom Industries Inc*	1,535	153,393
Encore Wire Corp	999	164,645
Enerpac Tool Group Corp	3,348	87,718
EnPro Industries Inc	1,133	154,530
Enviri Corp*	4,329	32,251
ESCO Technologies Inc	1,405	150,349
Fabrinet*,(a)	1,862	299,354
Federal Signal Corp	3,184	194,065
Forward Air Corp	1,448	102,547
Franklin Electric Co Inc	2,119	204,928
Frontdoor Inc*	4,642	152,350
Gibraltar Industries Inc*	1,568	117,647
Granite Construction Inc	2,491	102,853
The Greenbrier Cos Inc	1,786	76,012
Griffon Corp	2,585	108,234
Heartland Express Inc	2,909	43,897
Hillenbrand Inc	3,780	183,103
Hub Group Inc*	1,779	138,833
Ichor Holdings Ltd*	1,611	59,011

Security Description	Shares	Value

Insteel Industries Inc	1,310	$45,523
Itron Inc*	2,573	176,019
John Bean Technologies Corp	1,664	182,890
Kaman Corp	1,860	41,720
Kennametal Inc	4,587	121,418
Knowles Corp*	5,197	83,308
Lindsay Corp	599	74,336
Marten Transport Ltd	3,137	65,877
Masterbrand Inc*	6,986	89,491
Materion Corp	1,169	127,176
Matson Inc	1,862	163,633
Mercury Systems Inc*	3,005	117,946
Mesa Laboratories Inc	287	41,144
Moog Inc	1,477	171,568
Mueller Industries Inc	3,098	239,042
Myers Industries Inc	1,988	37,394
MYR Group Inc*	945	134,256
NV5 Global Inc*	742	75,521
O-I Glass Inc*	8,409	167,003
OSI Systems Inc*	892	121,624
PGT Innovations Inc*	3,418	96,353
Plexus Corp*	1,509	153,239
Proto Labs Inc*	1,477	43,572
RXO Inc*	5,000	90,400
Sanmina Corp*	3,179	177,070
SPX Technologies Inc*	2,379	187,989
Standex International Corp	680	104,468
Sturm Ruger & Co Inc	962	49,620
Tennant Co	1,059	87,293
TimkenSteel Corp*	2,156	47,238
Trinity Industries Inc	4,405	110,433
TTM Technologies Inc*	5,568	82,963
World Kinect Corp	3,527	77,241
Total Industrial		9,326,644

Technology (8.96%)
3D Systems Corp*	7,145	45,085
8x8 Inc*	6,972	22,659
Adeia Inc	6,541	65,802
Agilysys Inc*	1,085	76,541
Alpha & Omega Semiconductor Ltd*	1,334	42,088
Apollo Medical Holdings Inc*	2,142	81,096
Avid Technology Inc*	946	25,220
Axcelis Technologies Inc*,(a)	1,785	342,988
Cerence Inc*	2,459	64,180
CEVA Inc*	1,480	34,366
Cohu Inc*	2,793	104,430
Computer Programs and Systems Inc*	894	14,545
Consensus Cloud Solutions Inc*	1,021	32,601
Corsair Gaming Inc*	2,073	32,588
CSG Systems International Inc	1,713	93,033
Digi International Inc*	2,028	67,695
Digital Turbine Inc*	5,553	49,477
Diodes Inc*	2,478	202,824

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

Donnelley Financial Solutions Inc*	1,425	$70,210
DoubleVerify Holdings Inc*	3,200	108,192
Ebix Inc	1,594	26,620
FormFactor Inc*	4,388	154,984
Insight Enterprises Inc*	1,513	242,216
Kulicke & Soffa Industries Inc	3,088	159,742
MaxLinear Inc*	3,947	92,755
NetScout Systems Inc*	3,672	105,129
NextGen Healthcare Inc*	2,913	53,046
Onto Innovation Inc*,(a)	2,553	354,816
PDF Solutions Inc*	1,682	61,124
Photronics Inc*	3,363	79,905
Pitney Bowes Inc	9,991	32,870
Privia Health Group Inc*	2,450	64,313
Progress Software Corp	2,469	150,214
Rambus Inc*,(a)	5,855	330,632
Schrodinger Inc*	2,104	77,617
Semtech Corp*	3,734	97,644
Simulations Plus Inc	871	38,751
SiTime Corp*	646	85,718
SMART Global Holdings Inc*	2,976	76,870
SPS Commerce Inc*,(a)	1,963	365,373
TTEC Holdings Inc	1,178	35,057

Security Description	Shares	Value

Ultra Clean Holdings Inc*	2,695	$94,756
Veeco Instruments Inc*	3,181	92,853
Veradigm Inc*	6,429	86,020
Verra Mobility Corp*	7,593	135,078
Total Technology		4,669,723

Utilities (2.00%)
American States Water Co	1,897	159,746
Avista Corp	4,203	139,918
California Water Service Group	2,986	150,047
Chesapeake Utilities Corp	1,010	111,201
Middlesex Water Co	961	72,325
Northwest Natural Holding Co	2,034	79,896
Otter Tail Corp	2,268	186,815
SJW Group	1,520	99,955
Unitil Corp	873	42,620
Total Utilities		1,042,523

Total Common Stock (Cost $38,163,706)		51,741,528

United States Treasury Bills (0.58%)
United States Treasury Bill(a) (Cost $299,826)	300,000	299,826

Security Description	Shares	Value

Right (0.00%)
Omniab Inc - 12.5*,(b)	401	$—
Omniab Inc - 15*,(b)	401	—

Total Investments (Cost $38,463,532) (99.81%)		$52,041,354
Other Net Assets (0.19%)		98,575
Net Assets (100.00%)		$52,139,929

*Non-income producing security.

(a)A portion of these securities, a total of $3,400,083, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at August 31, 2023:
Contracts - $50 times premium / delivery month / commitment / exchange
Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
3 / SEP 2023 / Long / CME	$284,070	$285,240	$1,170

Shelton Equity Income FundPortfolio of Investments8/31/23

Security Description	Shares	Value

Common Stock (90.49%)

Basic Materials (1.40%)
CF Industries Holdings Inc(a)	41,500	$3,198,405
Dow Inc(a)	10,600	578,336
Linde PLC(a)	2,700	1,045,008
Newmont Corp(a)	34,200	1,348,164
Nucor Corp(a)	6,700	1,153,070
Total Basic Materials		7,322,983

Communications (12.90%)
Alphabet Inc - Class A*,(a)	61,000	8,306,370
Alphabet Inc - Class C*,(a)	21,700	2,980,495
Amazon.com Inc*,(a)	54,300	7,493,943
Arista Networks Inc*,(a)	12,100	2,362,283
AT&T Inc(a)	261,900	3,873,501
Booking Holdings Inc*,(a)	1,700	5,278,551
Cisco Systems Inc(a)	148,700	8,527,945
Comcast Corp(a)	215,900	10,095,484
eBay Inc(a)	8,000	358,240
Meta Platforms Inc*,(a)	25,900	7,663,551
T-Mobile US Inc*,(a)	28,800	3,924,000
Verizon Communications Inc(a)	92,300	3,228,654
The Walt Disney Co*,(a)	38,100	3,188,208

Security Description	Shares	Value

Warner Bros Discovery Inc*,(a)	30,191	$396,710
Total Communications		67,677,935

Consumer, Cyclical (11.20%)
Amerityre Corp*,(a)	20,000,000	700,000
AutoZone Inc*,(a)	1,900	4,809,527
Costco Wholesale Corp(a)	13,800	7,580,064
Ford Motor Co(a)	24,000	291,120
Hilton Worldwide Holdings Inc(a)	7,500	1,114,875
Lennar Corp(a)	15,800	1,881,622
Lowe’s Cos Inc(a)	29,600	6,822,208
Marriott International Inc(a)	19,900	4,049,849
NIKE Inc(a)	20,100	2,044,371
O’Reilly Automotive Inc*,(a)	6,400	6,014,080
PulteGroup Inc(a)	49,900	4,094,794
Southwest Airlines Co(a)	20,000	632,000
Starbucks Corp(a)	27,300	2,660,112
Target Corp(a)	11,500	1,455,325
The TJX Cos Inc(a)	31,000	2,866,880
Ulta Beauty Inc*,(a)	8,900	3,693,767
Walmart Inc(a)	49,500	8,049,195
Total Consumer, Cyclical		58,759,789

Security Description	Shares	Value

Consumer, Non-Cyclical (18.41%)
Abbott Laboratories(a)	22,700	$2,335,830
AbbVie Inc(a)	26,100	3,835,656
Amgen Inc(a)	17,300	4,434,682
Archer-Daniels-Midland Co(a)	11,000	872,300
Biogen Inc*,(a)	4,000	1,069,440
Bristol-Myers Squibb Co(a)	77,100	4,753,215
Cencora Inc(a)	6,000	1,055,880
Centene Corp*,(a)	30,000	1,849,500
The Coca-Cola Co(a)	75,100	4,493,233
Conagra Brands Inc(a)	77,200	2,306,736
Constellation Brands Inc(a)	3,600	938,016
CVS Health Corp(a)	48,700	3,173,779
Eli Lilly & Co(a)	12,600	6,982,920
Gartner Inc*,(a)	6,300	2,202,984
Gilead Sciences Inc(a)	39,800	3,043,904
Global Payments Inc(a)	16,000	2,027,040
HCA Healthcare Inc(a)	21,500	5,961,950
The Hershey Co(a)	7,800	1,675,908
Johnson & Johnson(a)	46,100	7,453,448
McKesson Corp(a)	4,700	1,937,904
Merck & Co Inc(a)	26,300	2,866,174
Molson Coors Beverage Co(a)	14,200	901,558

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

Monster Beverage Corp*,(a)	34,600	$1,986,386
PayPal Holdings Inc*,(a)	40,100	2,506,651
Pfizer Inc(a)	169,900	6,011,062
The Procter & Gamble Co(a)	40,800	6,297,072
S&P Global Inc(a)	4,700	1,837,042
Sprouts Farmers Market Inc*,(a)	20,000	815,800
UnitedHealth Group Inc(a)	23,000	10,961,340
Total Consumer, Non-Cyclical		96,587,410

Energy (4.79%)
Chevron Corp(a)	23,000	3,705,300
ConocoPhillips(a)	46,400	5,522,992
Devon Energy Corp(a)	81,000	4,138,290
Exxon Mobil Corp(a)	69,100	7,683,229
Marathon Petroleum Corp(a)	14,000	1,998,780
Schlumberger NV(a)	35,700	2,104,872
Total Energy		25,153,463

Financial (11.86%)
Banks (3.21%)
Bank of America Corp(a)	90,000	2,580,300
Citigroup Inc(a)	16,800	693,672
The Goldman Sachs Group Inc(a)	8,800	2,883,848
JPMorgan Chase & Co(a)	44,900	6,570,217
Morgan Stanley(a)	21,300	1,813,695
Wells Fargo & Co(a)	56,300	2,324,627
		16,866,359
Diversified Financial Service (4.56%)
American Express Co(a)	18,000	2,843,820
The Charles Schwab Corp(a)	87,000	5,146,050
CME Group Inc(a)	9,900	2,006,532
Intercontinental Exchange Inc(a)	22,000	2,595,780
Mastercard Inc(a)	15,800	6,519,712
Visa Inc(a)	19,600	4,815,328
		23,927,222
Insurance (1.82%)
Aon PLC(a)	16,300	5,434,257
Berkshire Hathaway Inc*,(a)	5,400	1,945,080
Marsh & McLennan Cos Inc(a)	11,100	2,164,389
		9,543,726

Security Description	Shares	Value

Real Estate (2.27%)
American Tower Corp(a)	10,300	$1,867,596
CBRE Group Inc*,(a)	16,900	1,437,345
Digital Realty Trust Inc(a)	15,800	2,081,176
Equinix Inc(a)	1,200	937,656
Extra Space Storage Inc(a)	27,600	3,551,568
Iron Mountain Inc(a)	31,900	2,026,926
		11,902,267

Total Financial		62,239,574

Industrial (7.69%)
The Boeing Co*,(a)	8,500	1,904,255
Caterpillar Inc(a)	10,800	3,036,204
Deere & Co(a)	3,800	1,561,572
Eaton Corp PLC(a)	3,000	691,110
General Dynamics Corp(a)	35,000	7,932,400
Lockheed Martin Corp(a)	23,000	10,312,050
Packaging Corp of America(a)	2,700	402,570
RTX Corp(a)	47,500	4,086,900
Union Pacific Corp(a)	9,500	2,095,415
United Parcel Service Inc(a)	45,000	7,623,000
Westrock Co(a)	21,200	693,452
Total Industrial		40,338,928

Technology (19.75%)
Accenture PLC(a)	19,800	6,410,646
Adobe Inc*,(a)	15,000	8,390,100
Apple Inc(a)	61,700	11,591,579
Applied Materials Inc(a)	25,000	3,819,000
Broadcom Inc(a)	9,300	8,582,877
Cadence Design Systems Inc*,(a)	9,600	2,308,224
Cognizant Technology Solutions Corp(a)	14,800	1,059,828
Fidelity National Information Services Inc(a)	32,500	1,815,450
Fortinet Inc*,(a)	58,700	3,534,327
Hewlett Packard Enterprise Co(a)	138,100	2,346,319
Intel Corp(a)	85,600	3,007,984
International Business Machines Corp(a)	7,500	1,101,225
Intuit Inc(a)	13,000	7,043,530
Jack Henry & Associates Inc(a)	7,500	1,175,850

Security Description	Shares	Value

Microchip Technology Inc(a)	26,300	$2,152,392
Microsoft Corp(a)	28,900	9,472,264
MSCI Inc(a)	3,800	2,065,756
NetApp Inc(a)	51,400	3,942,380
NVIDIA Corp(a)	10,500	5,182,275
ON Semiconductor Corp*,(a)	14,300	1,407,978
Oracle Corp(a)	15,400	1,854,006
QUALCOMM Inc(a)	9,500	1,088,035
Salesforce Inc*,(a)	9,400	2,081,724
Seagate Technology Holdings PLC(a)	22,000	1,557,380
ServiceNow Inc*,(a)	5,900	3,474,097
Skyworks Solutions Inc(a)	8,900	967,786
Texas Instruments Inc(a)	37,200	6,251,832
Total Technology		103,684,844

Utilities (2.49%)
American Water Works Co Inc(a)	26,200	3,634,988
Constellation Energy Corp(a)	18,700	1,947,792
Dominion Energy Inc(a)	10,400	504,816
Duke Energy Corp(a)	9,000	799,200
NextEra Energy Inc(a)	39,000	2,605,200
Public Service Enterprise Group Inc(a)	15,800	965,064
The Southern Co(a)	38,700	2,621,150
Total Utilities		13,078,210

Total Common Stock (Cost $478,853,872)		474,843,136

United States Treasury Bills (9.79%)
United States Treasury Bill (Cost $51,370,189)	51,400,000	51,370,189

Total Investments (Cost $530,224,061) (100.28%)		$526,213,325
Liabilities in Excess of Other Assets (-0.28%)		(1,468,728)
Net Assets (100.00%)		$524,744,597

*Non-income producing security.

(a)A portion of these securities, a total of $474,143,137, have been pledged or segregated in connection with obligations for written call options.

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/23

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	9/15/2023	(150)	$110.00	$1,650,000	$(900)
AbbVie Inc	10/20/2023	(87)	150.00	1,305,000	(19,923)
Accenture PLC	9/15/2023	(70)	320.00	2,240,000	(56,000)
Adobe Inc	9/15/2023	(19)	570.00	1,083,000	(29,127)
Adobe Inc	9/15/2023	(25)	555.00	1,387,500	(55,925)
Alphabet Inc - Class A	10/20/2023	(275)	135.00	3,712,500	(168,025)
Alphabet Inc - Class A	9/15/2023	(38)	135.00	513,000	(12,388)
Alphabet Inc - Class C	10/20/2023	(90)	135.00	1,215,000	(61,470)
Amazon.com Inc	9/15/2023	(75)	140.00	1,050,000	(14,250)
American Express Co	9/15/2023	(60)	165.00	990,000	(2,220)
American Tower Corp	9/15/2023	(45)	190.00	855,000	(2,250)
American Water Works Co Inc	9/15/2023	(130)	155.00	2,015,000	(3,900)
American Water Works Co Inc	9/15/2023	(130)	145.00	1,885,000	(2,600)
Amgen Inc	10/20/2023	(60)	265.00	1,590,000	(22,200)
Aon PLC	9/15/2023	(55)	330.00	1,815,000	(39,600)
Apple Inc	9/15/2023	(218)	185.00	4,033,000	(109,000)
Applied Materials Inc	9/15/2023	(55)	150.00	825,000	(28,600)
Archer-Daniels-Midland Co	9/15/2023	(50)	85.00	425,000	(450)
Arista Networks Inc	9/15/2023	(120)	190.00	2,280,000	(97,200)
AT&T Inc	9/15/2023	(1,000)	16.00	1,600,000	(2,000)
AutoZone Inc	9/15/2023	(8)	2550.00	2,040,000	(30,720)
Bank of America Corp	9/15/2023	(300)	33.00	990,000	(300)
Bank of America Corp	9/15/2023	(175)	30.00	525,000	(1,400)
Berkshire Hathaway Inc	10/20/2023	(54)	370.00	1,998,000	(21,168)
Biogen Inc	9/15/2023	(20)	280.00	560,000	(1,800)
The Boeing Co	10/20/2023	(51)	235.00	1,198,500	(22,797)
Booking Holdings Inc	9/15/2023	(4)	3300.00	1,320,000	(3,028)
Booking Holdings Inc	9/15/2023	(1)	3000.00	300,000	(12,675)
Bristol-Myers Squibb Co	9/15/2023	(341)	67.50	2,301,750	(682)
Bristol-Myers Squibb Co	9/15/2023	(175)	62.50	1,093,750	(10,325)
Broadcom Inc	9/15/2023	(20)	900.00	1,800,000	(85,000)
Cadence Design Systems Inc	9/15/2023	(40)	240.00	960,000	(21,600)
Caterpillar Inc	9/15/2023	(34)	300.00	1,020,000	(1,258)
Caterpillar Inc	9/15/2023	(40)	280.00	1,120,000	(22,400)
CBRE Group Inc	9/15/2023	(75)	85.00	637,500	(14,250)
Cencora Inc	9/15/2023	(20)	190.00	380,000	(200)
Centene Corp	9/15/2023	(100)	67.50	675,000	(500)
CF Industries Holdings Inc	9/15/2023	(81)	82.50	668,250	(2,430)
The Charles Schwab Corp	10/20/2023	(200)	65.00	1,300,000	(14,400)
Chevron Corp	9/15/2023	(100)	165.00	1,650,000	(8,200)
Cisco Systems Inc	9/15/2023	(675)	52.50	3,543,750	(348,975)
Cisco Systems Inc	9/15/2023	(100)	55.00	550,000	(26,400)
Citigroup Inc	10/20/2023	(168)	44.00	739,200	(10,248)
The Coca-Cola Co	10/20/2023	(350)	62.50	2,187,500	(7,350)
Cognizant Technology Solutions Corp	9/15/2023	(74)	70.00	518,000	(15,096)
Comcast Corp	10/20/2023	(750)	47.50	3,562,500	(77,250)
Comcast Corp	9/15/2023	(117)	47.50	555,750	(3,744)
Conagra Brands Inc	9/15/2023	(300)	34.00	1,020,000	(900)
ConocoPhillips	9/15/2023	(230)	120.00	2,760,000	(39,100)
Constellation Brands Inc	9/15/2023	(18)	285.00	513,000	(90)
Costco Wholesale Corp	9/15/2023	(50)	575.00	2,875,000	(2,150)
CVS Health Corp	9/15/2023	(310)	75.00	2,325,000	(930)
Deere & Co	9/15/2023	(23)	450.00	1,035,000	(345)
Devon Energy Corp	10/20/2023	(100)	55.00	550,000	(6,200)
Dominion Energy Inc	9/15/2023	(50)	50.00	250,000	(1,550)
Dow Inc	9/15/2023	(76)	55.00	418,000	(4,560)
Duke Energy Corp	9/15/2023	(30)	95.00	285,000	(150)
Eaton Corp PLC	10/20/2023	(30)	240.00	720,000	(10,920)
eBay Inc	10/20/2023	(80)	45.00	360,000	(13,360)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/23

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Eli Lilly & Co	10/20/2023	(50)	$580.00	$2,900,000	$(40,850)
Eli Lilly & Co	9/15/2023	(10)	570.00	570,000	(2,790)
Equinix Inc	9/15/2023	(6)	850.00	510,000	(555)
Equinix Inc	9/15/2023	(4)	780.00	312,000	(5,400)
Extra Space Storage Inc	9/15/2023	(188)	150.00	2,820,000	(2,350)
Exxon Mobil Corp	9/15/2023	(140)	115.00	1,610,000	(6,020)
Fidelity National Information Services Inc	9/15/2023	(160)	65.00	1,040,000	(1,600)
Ford Motor Co	9/15/2023	(100)	12.35	123,500	(2,100)
Fortinet Inc	10/20/2023	(300)	65.00	1,950,000	(26,700)
Gartner Inc	9/15/2023	(33)	340.00	1,122,000	(41,679)
General Dynamics Corp	10/20/2023	(175)	230.00	4,025,000	(62,650)
Gilead Sciences Inc	10/20/2023	(226)	77.50	1,751,500	(33,674)
The Goldman Sachs Group Inc	9/15/2023	(28)	365.00	1,022,000	(196)
The Goldman Sachs Group Inc	9/15/2023	(32)	340.00	1,088,000	(3,456)
HCA Healthcare Inc	9/15/2023	(100)	280.00	2,800,000	(28,500)
The Hershey Co	9/15/2023	(20)	240.00	480,000	(150)
Hewlett Packard Enterprise Co	9/15/2023	(500)	18.00	900,000	(2,500)
Hilton Worldwide Holdings Inc	9/15/2023	(75)	160.00	1,200,000	(750)
Intel Corp	9/15/2023	(300)	36.00	1,080,000	(16,800)
Intercontinental Exchange Inc	9/15/2023	(100)	115.00	1,150,000	(38,000)
International Business Machines Corp	9/15/2023	(27)	145.00	391,500	(7,965)
Intuit Inc	9/15/2023	(40)	530.00	2,120,000	(64,800)
Iron Mountain Inc	10/20/2023	(100)	62.50	625,000	(23,000)
Jack Henry & Associates Inc	9/15/2023	(45)	165.00	742,500	(2,385)
Johnson & Johnson	10/20/2023	(150)	180.00	2,700,000	(4,500)
JPMorgan Chase & Co	9/15/2023	(60)	160.00	960,000	(120)
JPMorgan Chase & Co	9/15/2023	(90)	155.00	1,395,000	(810)
Lennar Corp	9/15/2023	(75)	135.00	1,012,500	(2,813)
Linde PLC	9/15/2023	(12)	390.00	468,000	(3,180)
Lockheed Martin Corp	9/15/2023	(55)	450.00	2,475,000	(26,840)
Lowe’s Cos Inc	9/15/2023	(43)	250.00	1,075,000	(86)
Lowe’s Cos Inc	9/15/2023	(57)	230.00	1,311,000	(21,945)
Marriott International Inc	9/15/2023	(50)	210.00	1,050,000	(5,550)
Marsh & McLennan Cos Inc	9/15/2023	(60)	195.00	1,170,000	(16,500)
Mastercard Inc	9/15/2023	(74)	405.00	2,997,000	(78,810)
Merck & Co Inc	9/15/2023	(83)	115.00	954,500	(664)
Meta Platforms Inc	9/15/2023	(50)	315.00	1,575,000	(9,450)
Microchip Technology Inc	9/15/2023	(133)	85.00	1,130,500	(9,975)
Microsoft Corp	10/20/2023	(130)	340.00	4,420,000	(82,550)
Molson Coors Beverage Co	9/15/2023	(70)	72.50	507,500	(175)
Morgan Stanley	9/15/2023	(100)	95.00	950,000	(200)
NetApp Inc	9/15/2023	(90)	82.50	742,500	(450)
NetApp Inc	9/15/2023	(125)	85.00	1,062,500	(313)
Newmont Corp	9/15/2023	(72)	40.00	288,000	(2,952)
NextEra Energy Inc	9/15/2023	(113)	77.50	875,750	(226)
NIKE Inc	9/15/2023	(100)	110.00	1,100,000	(1,100)
Nucor Corp	9/15/2023	(50)	180.00	900,000	(3,450)
NVIDIA Corp	9/15/2023	(20)	490.00	980,000	(35,860)
ON Semiconductor Corp	9/15/2023	(63)	100.00	630,000	(12,600)
Oracle Corp	9/15/2023	(25)	120.00	300,000	(10,000)
O’Reilly Automotive Inc	9/15/2023	(32)	980.00	3,136,000	(6,400)
Packaging Corp of America	10/20/2023	(27)	150.00	405,000	(9,450)
PayPal Holdings Inc	9/15/2023	(100)	62.50	625,000	(14,200)
Pfizer Inc	9/15/2023	(500)	37.50	1,875,000	(4,000)
The Procter & Gamble Co	9/15/2023	(335)	155.00	5,192,500	(45,560)
Public Service Enterprise Group Inc	10/20/2023	(158)	65.00	1,027,000	(4,266)
PulteGroup Inc	9/15/2023	(110)	90.00	990,000	(1,100)
PulteGroup Inc	9/15/2023	(130)	87.50	1,137,500	(3,575)
QUALCOMM Inc	9/15/2023	(40)	120.00	480,000	(1,880)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/23

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
RTX Corp	11/17/2023	(275)	95.00	$2,612,500	$(12,375)
S&P Global Inc	9/15/2023	(23)	430.00	989,000	(1,035)
Salesforce Inc	9/15/2023	(20)	220.00	440,000	(10,840)
Schlumberger NV	9/15/2023	(100)	60.00	600,000	(8,000)
Seagate Technology Holdings PLC	9/15/2023	(110)	67.50	742,500	(41,800)
ServiceNow Inc	9/15/2023	(8)	600.00	480,000	(5,840)
ServiceNow Inc	9/15/2023	(22)	580.00	1,276,000	(38,280)
Skyworks Solutions Inc	9/15/2023	(40)	125.00	500,000	(300)
The Southern Co	9/15/2023	(70)	70.00	490,000	(770)
Southwest Airlines Co	9/15/2023	(100)	35.00	350,000	(400)
Sprouts Farmers Market Inc	9/15/2023	(100)	39.00	390,000	(21,000)
Starbucks Corp	10/20/2023	(100)	105.00	1,050,000	(5,700)
Target Corp	9/15/2023	(51)	135.00	688,500	(1,275)
Texas Instruments Inc	9/15/2023	(55)	185.00	1,017,500	(275)
Texas Instruments Inc	9/15/2023	(138)	175.00	2,415,000	(8,556)
The TJX Cos Inc	9/15/2023	(100)	92.50	925,000	(10,100)
T-Mobile US Inc	9/15/2023	(112)	145.00	1,624,000	(1,120)
Ulta Beauty Inc	9/15/2023	(40)	500.00	2,000,000	(800)
Union Pacific Corp	10/20/2023	(95)	235.00	2,232,500	(15,200)
United Parcel Service Inc	9/15/2023	(50)	195.00	975,000	(75)
United Parcel Service Inc	9/15/2023	(223)	180.00	4,014,000	(3,345)
UnitedHealth Group Inc	9/15/2023	(100)	520.00	5,200,000	(2,000)
Verizon Communications Inc	9/15/2023	(450)	35.00	1,575,000	(22,050)
Visa Inc	9/15/2023	(100)	250.00	2,500,000	(13,600)
Walmart Inc	9/15/2023	(170)	165.00	2,805,000	(10,540)
The Walt Disney Co	9/15/2023	(115)	90.00	1,035,000	(1,380)
Warner Bros Discovery Inc	10/20/2023	(100)	15.00	150,000	(2,200)
Wells Fargo & Co	9/15/2023	(200)	47.50	950,000	(400)
Wells Fargo & Co	9/15/2023	(200)	45.00	900,000	(800)
Westrock Co	9/15/2023	(212)	32.50	689,000	(13,992)
Total Written Call Options (Premiums Received $2,685,612)				$201,620,700	$(2,662,946)

Nasdaq 100 Index FundPortfolio of Investments8/31/23

Security Description	Shares	Value
Common Stock (98.75%)

Communications (25.92%)
Advertising (0.29%)
The Trade Desk Inc*	47,477	$3,799,584

Internet (19.87%)
Airbnb Inc*	43,581	5,733,081
Alphabet Inc - Class A*	300,389	40,903,970
Alphabet Inc - Class C*	296,755	40,759,299
Amazon.com Inc*,(a)	509,799	70,357,360
Booking Holdings Inc*	3,988	12,382,860
eBay Inc	57,069	2,555,550
JD.com Inc	49,283	1,636,688
MercadoLibre Inc*	5,345	7,335,264
Meta Platforms Inc*,(a)	157,343	46,556,220
Netflix Inc*	47,642	20,661,383
Palo Alto Networks Inc*	32,827	7,986,809
PDD Holdings Inc*	65,425	6,475,112
		263,343,596

Security Description	Shares	Value
Media (2.53%)
Charter Communications Inc*	16,194	$7,094,915
Comcast Corp	449,721	21,028,954
Sirius XM Holdings Inc	413,408	1,818,995
Warner Bros Discovery Inc*	268,188	3,523,990
		33,466,854
Telecommunications (3.23%)
Cisco Systems Inc	438,287	25,135,759
T-Mobile US Inc*	129,294	17,616,308
		42,752,067

Total Communications		343,362,101

Consumer, Cyclical (9.11%)
Copart Inc*	101,442	4,547,645
Costco Wholesale Corp	47,736	26,220,430
Dollar Tree Inc*	23,513	2,877,051
Fastenal Co	60,744	3,497,640
Lucid Group Inc*	241,639	1,517,493

Security Description	Shares	Value
Lululemon Athletica Inc*	13,016	$4,962,480
Marriott International Inc	32,705	6,655,795
O’Reilly Automotive Inc*	6,557	6,161,613
PACCAR Inc	55,590	4,574,501
Ross Stores Inc	36,585	4,456,419
Starbucks Corp	124,333	12,115,008
Tesla Inc*	158,146	40,814,320
Walgreens Boots Alliance Inc	91,766	2,322,597
Total Consumer, Cyclical		120,722,992

Consumer, Non-Cyclical (13.28%)
Align Technology Inc*	8,148	3,015,901
Amgen Inc	57,349	14,700,843
AstraZeneca PLC	63,894	4,333,291
Automatic Data Processing Inc	44,624	11,361,717
Biogen Inc*	15,377	4,111,195
Cintas Corp	10,813	5,451,590

See accompanying notes to financial statements.

Nasdaq 100 Index FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value
CoStar Group Inc*	43,314	$3,551,315
Dexcom Inc*	41,137	4,154,014
GE HealthCare Technologies Inc	48,372	3,407,807
Gilead Sciences Inc	134,104	10,256,274
IDEXX Laboratories Inc*	8,821	4,511,148
Illumina Inc*	16,811	2,777,513
Intuitive Surgical Inc*	38,171	11,935,308
Keurig Dr Pepper Inc	149,568	5,032,963
The Kraft Heinz Co	130,374	4,314,076
Moderna Inc*	42,550	4,811,129
Mondelez International Inc	145,006	10,333,128
Monster Beverage Corp*	112,965	6,485,321
PayPal Holdings Inc*	120,016	7,502,200
PepsiCo Inc	148,418	26,406,531
Regeneron Pharmaceuticals Inc*	11,566	9,559,183
Seagen Inc*	20,906	4,308,099
Verisk Analytics Inc	16,238	3,933,168
Vertex Pharmaceuticals Inc*	27,689	9,645,186
Total Consumer, Non-Cyclical		175,898,900

Energy (0.66%)
Baker Hughes Co	107,605	3,894,225
Diamondback Energy Inc	19,476	2,956,067
Enphase Energy Inc*	14,533	1,838,860
Total Energy		8,689,152

Industrial (1.92%)
CSX Corp	218,780	6,607,156
Honeywell International Inc	72,467	13,619,448
Old Dominion Freight Line Inc	12,041	5,145,962
Total Industrial		25,372,566

Technology (46.69%)
Computers (12.31%)
Apple Inc(a)	787,498	147,947,249

Security Description	Shares	Value
Cognizant Technology Solutions Corp	54,142	$3,877,109
Crowdstrike Holdings Inc*	23,351	3,806,914
Fortinet Inc*	83,439	5,023,862
Zscaler Inc*	15,362	2,397,240
		163,052,374
Semiconductors (18.55%)
Advanced Micro Devices Inc*	172,823	18,270,848
Analog Devices Inc	54,297	9,870,109
Applied Materials Inc	90,677	13,851,819
ASML Holding NV	9,344	6,171,992
Broadcom Inc	44,545	41,110,135
GLOBALFOUNDRIES Inc*	58,047	3,207,097
Intel Corp	452,512	15,901,272
KLA Corp	14,704	7,379,496
Lam Research Corp	14,605	10,258,552
Marvell Technology Inc	94,397	5,498,625
Microchip Technology Inc	58,224	4,765,052
Micron Technology Inc	120,672	8,439,800
NVIDIA Corp	121,984	60,205,203
NXP Semiconductors NV	28,445	5,851,705
ON Semiconductor Corp*	46,494	4,577,799
QUALCOMM Inc	120,446	13,794,680
Texas Instruments Inc	98,126	16,491,056
		245,645,240

Software (15.83%)
Adobe Inc*	49,320	27,586,649
ANSYS Inc*	9,255	2,951,142
Atlassian Corp*	16,008	3,266,592
Autodesk Inc*	22,918	5,086,421
Cadence Design Systems Inc*	29,031	6,980,214
Datadog Inc*	31,332	3,022,911
Electronic Arts Inc	29,140	3,496,217
Intuit Inc	29,835	16,164,901
Microsoft Corp	371,761	121,848,384
Paychex Inc	38,349	4,687,398

Security Description	Shares	Value
Synopsys Inc*	16,199	$7,433,559
Workday Inc*	21,747	5,317,142
Zoom Video Communications Inc*	26,250	1,864,538
Total Technology		618,403,682

Utilities (1.17%)
American Electric Power Co Inc	54,735	4,291,224
Constellation Energy Corp	34,742	3,618,727
Exelon Corp	105,772	4,243,573
Xcel Energy Inc	58,507	3,342,505
Total Utilities		15,496,029

Total Common Stock (Cost $594,162,234)		1,307,945,422

United States Treasury Bills (1.14%)
United States Treasury Bill(a) (Cost $15,091,234)	15,100,000	15,091,234

Total Investments (Cost $609,253,468) (99.89%)		$1,323,036,656
Other Net Assets (0.11%)		1,439,309
Net Assets (100.00%)		$1,324,475,965

*Non-income producing security.

(a)A portion of these securities, a total of $81,317,379, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2023:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
51 / SEP 2023 / Long / CME	$15,563,580	$15,849,270	$285,690

Shelton Sustainable Equtiy FundPortfolio of Investments8/31/23

Security Description	Shares	Value
Common Stock (98.61%)

Basic Materials (3.21%)
Cabot Corp	83,272	$6,033,889

Consumer, Cyclical (7.42%)
Aramark	130,000	4,833,400
H&E Equipment Services Inc	50,000	2,266,000
Tesla Inc*	26,550	6,852,024
Total Consumer, Cyclical		13,951,424

Security Description	Shares	Value
Consumer, Non-Cyclical (20.44%)
Bunge Ltd	104,000	$11,889,280
Danaher Corp	30,000	7,950,000
Darling Ingredients Inc*	160,000	9,881,600
Moderna Inc*	16,720	1,890,530
R1 RCM Inc*	210,000	3,620,400
Viatris Inc	300,000	3,225,000
Total Consumer, Non-Cyclical		38,456,810

Security Description	Shares	Value
Energy (11.73%)
Enphase Energy Inc*	33,200	$4,200,796
First Solar Inc*	37,322	7,058,337
Green Plains Inc*	170,000	5,276,800
Shoals Technologies Group Inc*	100,000	1,968,000
SolarEdge Technologies Inc*	13,135	2,135,357
SunPower Corp*	200,268	1,433,919
Total Energy		22,073,209

See accompanying notes to financial statements.

Shelton Sustainable Equtiy FundPortfolio of Investments (Continued)8/31/23

Security Description	Shares	Value

Financial (6.51%)
Alexandria Real Estate Equities Inc	26,400	$3,071,376
Hannon Armstrong Sustainable Infrastructure Capital Inc	364,500	8,153,865
Vornado Realty Trust	42,900	1,030,457
Total Financial		12,255,698

Industrial (35.73%)
ABB Ltd	66,750	2,530,493
Accelleron Industries AG	4,875	131,284
Advanced Energy Industries Inc	52,700	6,222,289
AECOM	57,500	5,045,625
Ag Growth International Inc	84,900	3,708,403
Clean Harbors Inc*	10,000	1,693,400

Security Description	Shares	Value
Deere & Co	12,000	$4,931,280
Energy Recovery Inc*	135,000	3,669,300
Gibraltar Industries Inc*	75,000	5,627,250
Johnson Controls International plc	70,000	4,134,200
Ryerson Holding Corp	100,000	3,114,000
Schneider Electric SE	40,000	6,882,065
Siemens AG	40,000	6,027,124
The Timken Co	58,000	4,432,360
Valmont Industries Inc	15,500	3,929,250
Xylem Inc	49,500	5,125,230
Total Industrial		67,203,553

Utilities (13.57%)
Brookfield Renewable Corp	266,700	7,454,265
Essential Utilities Inc	130,000	4,797,000

Security Description	Shares	Value
NextEra Energy Inc	60,000	$4,008,000
Ormat Technologies Inc	122,000	9,264,680
Total Utilities		25,523,945

Total Common Stock (Cost $167,650,413)		185,498,528

United States Treasury Bills (1.17%)
United States Treasury Bill (Cost $2,198,725)	2,200,000	2,198,725

Total Investments (Cost $169,849,138) (99.78%)		$187,697,253
Other Net Assets (0.22%)		419,947
Net Assets (100.00%)		$188,117,200

*Non-income producing security.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2023

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P Midcap Index Fund
Assets
Investments in securities
Cost of investments	$41,329,016	$15,111,190	$24,597,996	$70,387,652	$74,650,024
Fair value of investments (Note 1)	40,383,369	14,543,094	24,597,996	230,110,108	108,630,969
Cash	121,206	127,088	123,067	85,174	83,416
Cash held at broker	—	—	—	—	—
Interest receivable	343,054	54,544	—	—	—
Dividend receivable	—	—	—	364,395	100,554
Variation margin receivable	—	—	—	—	—
Receivable from investment advisor	—	—	—	—	—
Receivable for fund shares sold	1,137	2,655	190,380	5,786	2,015
Receivable for investment securities sold	1,165,637	—	—	—	—
Prepaid expenses	6,227	28,213	9,903	6,360	7,978
Total assets	$42,020,630	$14,755,594	$24,921,346	$230,571,823	$108,824,932

Liabilities
Written options, at value (premiums -, -, -, -, and - )	—	—	—	—	—
Variation margin payable	—	—	—	2,063	200
Cash due to broker	—	—	—	—	—
Payable to investment advisor	17,995	6,235	10,600	48,950	37,430
Payable for investments purchased	—	—	—	—	—
Payable for fund shares purchased	5,574	596	9,822	2,741	1,003
Distributions payable	16,488	1,099	1,093	—	—
Accrued 12b-1 fees	—	127	—	494	151
Accrued shareholder service fees	—	—	—	296	77
Accrued administration fees	2,597	900	1,529	14,129	6,752
Accrued CCO fees	—	—	—	1,728	371
Accrued custody fees	336	295	537	2,329	1,219
Accrued fund accounting fees	944	—	1,317	8,624	4,637
Accrued state registration fees	6,671	25,969	8,948	6,723	12,575
Accrued transfer agent fees	5,977	8,167	7,302	7,024	5,218
Accrued trustee fees	—	—	—	—	—
Accrued expenses	9,671	—	7,325	21,229	9,819
Total liabilities	66,253	43,388	48,473	116,330	79,452

Net assets	$41,954,377	$14,712,206	$24,872,873	$230,455,493	$108,745,480

Net assets at August 31, 2023 consist of
Paid-in capital	$43,040,048	$16,095,228	$24,878,966	$63,529,340	$69,533,056
Distributable earnings/(loss)	(1,085,671)	(1,383,022)	(6,093)	166,926,153	39,212,424
Total net assets	$41,954,377	$14,712,206	$24,872,873	$230,455,493	$108,745,480

Net assets
Investor Shares	$41,954,377	$14,109,930	$24,872,873	$228,102,235	$108,031,481
K Shares	—	$602,276	—	$2,353,258	$713,999
Institutional Shares	—	—	—	—	—

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	3,993,748	1,508,132	24,885,661	3,319,245	4,334,021
K Shares (no par value, unlimited shares authorized)	—	64,270	—	34,353	29,931
Institutional Shares (no par value, unlimited shares authorized)	—	—	—	—	—

Net asset value per share
Investor Shares	$10.51	$9.36	$1.00	$68.72	$24.93
K Shares	—	$9.37	—	$68.50	$23.85
Insitutional Shares	—	—	—	—	—

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2023 (Continued)

	S&P Smallcap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments	$38,463,532	$530,224,061	$609,253,468	$169,849,138
Fair value of investments (Note 1)	52,041,354	526,213,325	1,323,036,656	187,697,253
Cash	77,423	17,786	48,615	94,287
Cash held at broker	—	497,751	38	—
Interest receivable	—	—	—	—
Dividend receivable	56,891	699,132	1,212,866	417,941
Variation margin receivable	—	—	36,376	—
Receivable from investment advisor	—	—	128,765	—
Receivable for fund shares sold	9,965	498,893	1,164,394	243,383
Receivable for investment securities sold	—	—	—	—
Prepaid expenses	10,835	73,832	1,683	27,623
Total assets	$52,196,468	$528,000,719	$1,325,629,393	$188,480,487

Liabilities
Written options, at value (premiums -, $2,685,612, -, and -)	—	2,662,946	—	—
Variation margin payable	750	—	—	—
Cash due to broker	—	—	—
Payable to investment advisor	22,213	218,142	273,121	121,605
Payable for investments purchased	—	—	—	—
Payable for fund shares purchased	58	234,498	359,889	149,538
Distributions payable	—	—	—	—
Accrued 12b-1 fees	373	130	6,634	—
Accrued shareholder service fees	85	15	271,674	37,815
Accrued administration fees	3,206	31,575	78,831	11,699
Accrued CCO fees	0	3,614	12,541	2,543
Accrued custody fees	952	1,938	9,151	3,744
Accrued fund accounting fees	1,936	13,836	35,997	9,834
Accrued state registration fees	10,057	9,146	991	—
Accrued transfer agent fees	5,267	54,591	30,226	9,982
Accrued trustee fees	—	—	60	67
Accrued expenses	11,642	25,691	74,313	16,460
Total liabilities	56,539	3,256,122	1,153,428	363,287

Net assets	$52,139,929	$524,744,597	$1,324,475,965	$188,117,200

Net assets at August 31, 2023 consist of
Paid-in capital	$37,433,409	$524,526,957	$567,218,754	$206,014,769
Distributable earnings/(loss)	14,706,520	217,640	757,257,211	(17,897,569)
Total net assets	$52,139,929	$524,744,597	$1,324,475,965	$188,117,200

Net assets
Investor Shares	$50,382,543	$524,125,255	$1,287,406,548	$174,955,250
K Shares	$1,757,386	$619,342	$32,047,685
Institutional Shares			$5,021,732	$13,161,950

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	2,371,389	32,357,491	38,429,128	5,502,288
K Shares (no par value, unlimited shares authorized)	86,110	40,163	995,899
Institutional Shares (no par value, unlimited shares authorized)	—	—	149,753	412,757

Net asset value per share
Investor Shares	$21.25	$16.20	$33.50	$31.80
K Shares	$20.41	$15.42	$32.18
Insitutional Shares	—	—	$33.53	$31.89

See accompanying notes to financial statements.

Statements of Operations August 31, 2023

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P Midcap Index Fund
Investment income
Interest income	$1,301,403	$392,673	$1,034,158	$53,614	$33,499
Dividend income (tax withheld: -, -, -, $851, - , respectively)	—	—	—	3,626,033	1,731,987
Securities Lending Income	—	—	—	9,865	10,911
Total	1,301,403	392,673	1,034,158	3,689,512	1,776,397

Expenses
Management fees (Note 2)	225,965	77,163	126,253	534,625	433,805
Administration fees (Note 2)	33,556	11,455	18,757	158,565	80,474
Transfer agent fees	10,090	8,608	16,207	27,362	17,878
Accounting services	12,136	7,255	15,043	18,354	12,672
Custodian fees	1,013	452	1,409	8,750	5,359
Broker fees	—	—	—	—	—
Legal and audit fees	13,604	11,148	22,237	36,724	22,213
CCO fees (Note 2)	3,711	778	2,702	16,901	8,054
Trustees fees	4,161	3,880	5,111	3,259	3,371
Insurance	1,586	523	859	7,179	3,492
Printing	8,981	8,382	7,689	12,357	10,116
Registration and dues	2,171	3,903	3,029	10,256	7,316
12b-1 fees Class K (Note 2)	—	1,820	—	5,525	1,801
Shareholder service fees Class K (Note 2)	—	1,820	—	5,525	1,801
Shareholder service fees Investor Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	43,331	19,536
Total expenses	316,974	137,187	219,296	888,713	627,888
Less reimbursement from manager (Note 2)	—	(20,185)	(35,013)	—	—
Net expenses	316,974	117,002	184,283	888,713	627,888
Net investment income	984,429	275,671	849,875	2,800,799	1,148,509

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	(39,708)	(693,808)	58,265	7,160,260	5,424,322
Net realized gain/(loss) from futures contracts	—	—	—	210,702	48,369
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Net realized gain/loss from purchased options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(545,561)	228,416	—	21,355,945	4,057,419
Change in unrealized appreciation/(depreciation) of futures	—	—	—	50,750	30,940
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	(585,269)	(465,392)	58,265	28,777,657	9,561,050
Net increase/(decrease) in net assets resulting from operations	$399,160	$(189,721)	$908,140	$31,578,456	$10,709,559

See accompanying notes to financial statements.

Statements of Operations August 31, 2023 (Continued)

	S&P Smallcap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$20,519	$1,981,502	$582,990	$133,228
Dividend income (tax withheld: $836, $624, $21,900, $187,605, respectively)	921,092	7,206,562	9,224,672	2,725,712
Securities Lending Income	3,408	211	174,116	—
Total	945,019	9,188,275	9,981,778	2,858,940

Expenses
Management fees (Note 2)	264,299	2,097,637	2,599,398	1,634,595
Administration fees (Note 2)	39,237	310,757	769,806	154,869
Transfer agent fees	11,593	149,728	116,493	45,213
Accounting services	9,460	45,965	73,706	27,666
Custodian fees	3,763	16,157	31,179	27,021
Broker fees	—	240	—	—
Legal and audit fees	20,313	44,342	62,239	56,518
CCO fees (Note 2)	4,344	38,629	129,511	26,103
Trustees fees	3,968	3,163	6,043	5,562
Insurance	1,773	14,317	51,389	7,924
Printing	8,425	62,675	51,078	20,543
Registration and dues	6,385	95,454	140,923	80,531
12b-1 fees Class K (Note 2)	4,541	1,617	68,669	—
Shareholder service fees Class K (Note 2)	4,541	1,617	68,669	—
Shareholder service fees Investor Class (Note 2)	—	—	2,527,200	436,379
Licensing fee	9,307	—	201,734	14,164
Total expenses	391,949	2,882,298	6,898,037	2,537,088
Less reimbursement from manager (Note 2)	—	—	(1,561,495)	—
Net expenses	391,949	2,882,298	5,336,542	2,537,088
Net investment income	553,070	6,305,977	4,645,236	321,852

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	1,317,555	18,974,188	47,062,503	(18,508,878)
Net realized gain/(loss) from futures contracts	17,631	—	3,131,838	—
Net realized gain/(loss) from written options contracts	—	12,764,772	—	—
Net realized gain/loss from purchased options contracts	—	(13,052)	—	—
Change in unrealized appreciation/(depreciation) of investments	703,019	19,089,492	209,863,230	(5,512,618)
Change in unrealized appreciation/(depreciation) of futures	21,145	—	1,118,215	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	(1,281,030)	—	—
Net realized and unrealized gain/(loss) on investments	2,059,350	49,534,370	261,175,786	(24,021,496)
Net increase/(decrease) in net assets resulting from operations	$2,612,420	$55,840,347	$265,821,022	$(23,699,644)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022

Operations
Net investment income/(loss)	$984,429	$968,976	$275,671	$195,863	$849,875	$67,083
Net realized gain/(loss) from security transactions and foreign currency	(39,708)	159,070	(693,808)	(14,536)	58,265	22
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(545,561)	(4,723,191)	228,416	(1,623,256)	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	399,160	(3,595,145)	(189,721)	(1,441,929)	908,140	67,105

Distributions to shareholders
Distributions
Investor shares	(997,532)	(1,016,587)	(274,619)	(209,630)	(912,637)	(67,021)
K shares	—	—	(9,492)	(9,061)	—	—
Institutional shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,026,899)	(5,710,456)	(606,912)	(2,776,600)	(6,456,937)	(5,941,616)
Total increase/(decrease)	(4,625,271)	(10,322,188)	(1,080,744)	(4,437,220)	(6,461,434)	(5,941,532)

Net assets
Beginning of year	46,579,648	56,901,836	15,792,950	20,230,170	31,334,307	37,275,839
End of year	$41,954,377	$46,579,648	$14,712,206	$15,792,950	$24,872,873	$31,334,307

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P Midcap Index Fund		S&P Smallcap Index Fund
	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022

Operations
Net investment income/(loss)	$2,800,799	$2,467,252	$1,148,509	$1,068,515	$553,070	$466,429
Net realized gain/(loss) from security transactions and foreign currency	7,160,260	7,185,092	5,424,322	9,704,275	1,317,555	4,940,808
Net realized gain/(loss) from futures contracts	210,702	(80,989)	48,369	112,513	17,631	24,713
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	21,355,945	(37,672,446)	4,057,419	(24,491,679)	703,019	(13,361,258)
Change in unrealized appreciation/(depreciation) of futures	50,750	(58,713)	30,940	(40,940)	21,145	(25,630)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	31,578,456	(28,159,804)	10,709,559	(13,647,316)	2,612,420	(7,954,938)

Distributions to shareholders
Distributions
Investor shares	(10,026,468)	(13,532,177)	(9,140,199)	(12,280,634)	(4,996,603)	(5,860,549)
K shares	(94,123)	(188,678)	(60,038)	(112,557)	(176,479)	(299,898)
Institutional shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(1,499,579)	4,898,712	(1,990,679)	1,801,629	(1,165,248)	1,950,529
Total increase/(decrease)	19,958,287	(36,981,947)	(481,357)	(24,238,878)	(3,725,910)	(12,164,856)

Net assets
Beginning of year	210,497,207	247,479,154	109,226,837	133,465,715	55,865,839	68,030,695
End of year	$230,455,493	$210,497,207	$108,745,480	$109,226,837	$52,139,929	$55,865,839

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2023	Year Ended August 31, 2022

Operations
Net investment income/(loss)	$6,305,977	$2,668,635	$4,645,236	$3,142,816	$321,852	$2,851,613
Net realized gain/(loss) from security transactions and foreign currency	18,974,188	19,058,967	47,062,503	23,542,080	(18,508,878)	(16,978,842)
Net realized gain/(loss) from futures contracts	—	—	3,131,838	(1,763,592)	—	—
Net realized gain/(loss) from written options contracts	12,764,772	4,399,068	—	—	—	—
Net realized gain/(loss) from purchased options contracts	(13.052)	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	19,089,492	(57,530,314)	209,863,230	(290,003,613)	(5,512,618)	(80,735,219)
Change in unrealized appreciation/(depreciation) of futures	—	—	1,118,215	(1,084,060)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	(1,281,030)	1,224,342	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	55,840,347	(30,179,302)	265,821,022	(266,166,369)	(23,699,644)	(94,862,448)

Distributions to shareholders
Distributions
Investor shares	(38,955,568)	(30,776,683)	(31,496,166)	(32,597,372)	(695,270)	(15,166,305)
K shares	(61,931)	(144,139)	(803,787)	(996,505)	—	—
Institutional shares	—	—	(4,663)	—	(4,404)	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	147,071,588	194,146,788	91,874,862	72,149,358	(67,152,825)	46,156,495
Total increase/(decrease)	163,894,436	133,046,664	325,391,268	(227,610,888)	(91,552,143)	(63,872,258)

Net assets
Beginning of year	360,850,161	227,803,497	999,084,697	1,226,695,585	279,669,343	343,541,601
End of year	$524,744,597	$360,850,161	$1,324,475,965	$999,084,697	$188,117,200	$279,669,343

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Investor Shares*
	Year Ended August 31, 2023		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	104,243	$1,102,309	122,728	$1,356,897
Shares issued in reinvestment of distributions	78,624	832,248	74,353	824,808
Shares repurchased	(559,982)	(5,961,456)	(711,296)	(7,892,161)
Net increase/(decrease)	(377,115)	$(4,026,899)	(514,215)	$(5,710,456)

U.S. Government Securities Fund	Investor Shares*				K Shares
	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2023		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	305,876	$2,918,725	181,407	$1,840,596	6,646	$63,163	36,173	$372,544
Shares issued in reinvestment of distributions	28,081	266,080	20,109	202,639	1,000	9,492	897	9,061
Shares repurchased	(380,894)	(3,626,483)	(426,650)	(4,334,767)	(24,773)	(237,889)	(86,196)	(866,673)
Net increase/(decrease)	(46,937)	$(441,678)	(225,134)	$(2,291,532)	(17,127)	$(165,234)	(49,126)	$(485,068)

US Treasury Trust Fund	Investor Shares*
	Year Ended August 31, 2023	Year Ended August 31, 2022
	Shares and Value*	Shares and Value*
Shares sold	$25,808,166	$34,910,113
Shares issued in reinvestment of distributions	893,051	65,763
Shares repurchased	(33,158,154)	(40,917,492)
Net increase/(decrease)	$(6,456,937)	$(5,941,616)

S&P 500 Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2023		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	225,780	$14,190,506	260,153	$18,097,904	3,647	$228,408	2,710	$180,742
Shares issued in reinvestment of distributions	135,642	8,397,350	159,569	11,384,922	1,520	93,979	2,637	188,510
Shares repurchased	(381,374)	(24,088,196)	(342,692)	(23,354,207)	(5,063)	(321,626)	(23,475)	(1,599,159)
Net increase/(decrease)	(19,952)	$(1,500,340)	77,030	$6,128,619	104	$761	(18,128)	$(1,229,907)

S&P MidCap Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2023		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	122,137	$2,942,471	96,248	$2,618,757	1,317	$30,207	2,481	$63,425
Shares issued in reinvestment of distributions	363,088	8,766,052	429,839	11,755,486	2,587	59,936	4,272	112,414
Shares repurchased	(568,874)	(13,648,533)	(447,959)	(12,207,476)	(6,277)	(140,812)	(20,062)	(540,977)
Net increase/(decrease)	(83,649)	$(1,940,010)	78,128	2,166,767	(2,373)	$(50,669)	(13,309)	(365,138)

*Direct share class changed to Investor on January 3, 2023.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P SmallCap Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2023		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	152,687	$3,184,200	148,746	$3,703,635	2,563	$51,543	6,014	$137,146
Shares issued in reinvestment of distributions	224,686	4,788,470	222,514	5,604,347	8,596	176,478	12,339	299,898
Shares repurchased	(441,232)	(9,139,749)	(256,589)	(6,275,378)	(11,822)	(226,190)	(64,531)	(1,519,119)
Net increase/(decrease)	(63,859)	$(1,167,079)	114,671	$3,032,604	(663)	$1,831	(46,178)	$(1,082,075)

Shelton Equity Income Fund	Investor Shares*				K Shares
	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2023		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	13,598,720	$212,349,221	12,597,515	$218,021,826	2,193	$32,551	3,720	$60,370
Shares issued in reinvestment of distributions	2,273,036	34,889,745	1,607,633	27,963,653	4,240	61,931	8,459	144,139
Shares repurchased	(6,422,864)	(100,114,867)	(3,024,158)	(51,335,337)	(9,813)	(146,993)	(43,070)	(707,864)
Net increase/(decrease)	9,448,892	$147,124,099	11,180,990	$194,650,142	(3,380)	$(52,511)	(30,889)	$(503,355)

Nasdaq-100 Index Fund	Investor Shares*				K Shares
	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2023		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	8,621,446	$252,630,019	8,207,545	$262,085,536	64,892	$1,731,599	84,061	$2,558,195
Shares issued in reinvestment of distributions	1,146,747	29,884,754	871,117	30,760,111	32,228	803,787	28,859	996,505
Shares repurchased	(6,965,265)	(194,001,352)	(6,968,524)	(218,271,979)	(140,875)	(3,745,589)	(197,383)	(5,979,036)
Net increase/(decrease)	2,802,928	$88,513,421	2,110,138	$74,573,668	(43,755)	$(1,210,203)	(84,463)	$(2,424,336)

Nasdaq-100 Index Fund	Institutional Shares
	Year Ended August 31, 2023		Period Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	161,110	$4,910,544	1	$27
Shares issued in reinvestment of distributions	149	4,663
Shares repurchased	(11,507)	(343,563)
Net increase/(decrease)	149,752	$4,571,644	1	$27

Shelton Sustainable Equity Fund**	Investor Shares*				Institutional Shares***
	Year Ended August 31, 2023		Year Ended August 31, 2022		Period Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,433,261	$46,385,505	3,834,712	$155,866,351	484,963	$15,539,364
Shares issued in reinvestment of distributions	21,136	652,458	325,413	14,496,140	142	4,404
Shares repurchased	(3,945,281)	(127,404,271)	(3,168,001)	(124,205,996)	(72,348)	(2,330,285)
Net increase/(decrease)	(2,490,884)	$(80,366,308)	992,124	$46,156,495	412,757	$13,213,483

*Direct shares changed to Investor on January 3, 2023.

**Formally known as the Shelton Green Alpha Fund.

***Class commenced operations on October 10, 2022.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Green California Tax-Free Income Fund Investor Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$10.66	$11.65	$11.76	$11.72	$11.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23	0.21	0.21	0.21	0.23
Net gain/(loss) on securities (both realized and unrealized)	(0.14)	(0.98)	(0.10)	0.06	0.45
Total from investment operations	0.09	(0.77)	0.11	0.27	0.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.22)	(0.22)	(0.21)	(0.23)
Distributions from capital gains	—	—	—	(0.02)	(0.02)
Total distributions	(0.24)	(0.22)	(0.22)	(0.23)	(0.25)
Net asset value, end of year or period	$10.51	$10.66	$11.65	$11.76	$11.72

Total return	0.81%	(6.68)%	0.96%	2.31%	6.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$41,954	$46,580	$56,902	$61,357	$66,144
Ratio of expenses to average net assets	0.70%	0.76%	0.74%	0.75%	0.77%
Ratio of net investment income/(loss) to average net assets	2.18%	1.86%	1.82%	1.82%	2.01%
Portfolio turnover	26%	15%	7%	9%	4%

(a)Calculated based upon average shares outstanding.

U.S. Government Securities Fund Investor Shares	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$9.65		$10.59		$10.94		$10.57		$9.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.17		0.11		0.12		0.13		0.15
Net gain/(loss) on securities (both realized and unrealized)	(0.28)		(0.92)		(0.35)		0.37		0.59
Total from investment operations	(0.11)		(0.81)		(0.23)		0.50		0.74
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)		(0.13)		(0.12)		(0.13)		(0.15)
Total distributions	(0.18)		(0.13)		(0.12)		(0.13)		(0.15)
Net asset value, end of year or period	$9.36		$9.65		$10.59		$10.94		$10.57

Total return	(1.17)%		(7.72)%		(2.14)%		4.78%		7.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,110		$15,006		$18,846		$22,034		$17,263
Ratio of expenses to average net assets:
Before expense reimbursements	0.87%		1.08%		1.00%		0.93%		0.99%
After expense reimbursements	0.73	%(b)	0.75	%(b)	0.75	%(b)	0.75	%(b)	0.76	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.68%		0.80%		0.84%		1.07%		1.23%
After expense reimbursements	1.81%		1.12%		1.10%		1.25%		1.47%
Portfolio turnover	46%		9%		15%		10%		8%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

U.S. Government Securities Fund K Shares	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$9.67		$10.61		$10.96		$10.59		$10.01
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.06		0.06		0.08		0.10
Net gain/(loss) on securities (both realized and unrealized)	(0.29)		(0.92)		(0.35)		0.37		0.58
Total from investment operations	(0.17)		(0.86)		(0.29)		0.45		0.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.08)		(0.06)		(0.08)		(0.10)
Total distributions	(0.13)		(0.08)		(0.06)		(0.08)		(0.10)
Net asset value, end of year or period	$9.37		$9.67		$10.61		$10.96		$10.59

Total return	(1.76)%		(8.14)%		(2.61)%		4.28%		6.87%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$602		$787		$1,385		$1,672		$2,250
Ratio of expenses to average net assets:
Before expense reimbursements	1.38%		1.58%		1.51%		1.44%		1.49%
After expense reimbursements	1.23	%(b)	1.25	%(b)	1.25	%(b)	1.26	%(b)	1.26	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.11%		0.28%		0.33%		0.58%		0.75%
After expense reimbursements	1.25%		0.62%		0.60%		0.76%		0.98%
Portfolio turnover	46%		9%		15%		10%		8%

(a)Calculated based upon average shares outstanding.

(b)CCO fees are not included in the expense limitation.

The United States Treasury Trust Investor Shares	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		—	(b)	—		0.01		0.02
Net gain/(loss) on securities (both realized and unrealized)	0.01		—		—		—		—
Total from investment operations	0.04		—		—		0.01		0.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		—		—		(0.01)		(0.02)
Distributions from capital gains	— (b)		—		—		—		—
Total distributions	(0.04)		—		—		(0.01)		(0.02)
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	3.73%		0.20%		0.00%		0.67%		1.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$24,873		$31,334		$37,276		$36,917		$37,479
Ratio of expenses to average net assets:
Before expense reimbursements	0.87%		0.81%		0.77%		0.78%		0.77%
After expense reimbursements	0.73	%(c)	0.24	%(c)	0.07	%(c)	0.45	%(c)	0.55	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.23%		(0.37)%		(0.70)%		0.35%		1.51%
After expense reimbursements	3.37%		0.19%		0.00%		0.68%		1.73%

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P 500 Index Fund Investor Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$62.40	$74.67	$62.19	$56.00	$56.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.82	0.73	0.73	0.81	0.82
Net gain/(loss) on securities (both realized and unrealized)	8.51	(8.86)	16.93	10.49	0.44
Total from investment operations	9.33	(8.13)	17.66	11.30	1.26
LESS DISTRIBUTIONS
Dividends from net investment income	(0.89)	(0.79)	(0.77)	(0.85)	(0.88)
Distributions from capital gains	(2.12)	(3.35)	(4.41)	(4.26)	(0.41)
Total distributions	(3.01)	(4.14)	(5.18)	(5.11)	(1.29)
Net asset value, end of year or period	$68.72	$62.40	$74.67	$62.19	$56.00

Total return	15.54%	(11.54)%	30.46%	21.44%	2.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$228,102	$208,367	$243,580	$196,133	$185,170
Ratio of expenses to average net assets:	0.41%	0.43%	0.43%	0.48%	0.50%
Ratio of net investment income/(loss) to average net assets	1.33%	1.06%	1.09%	1.46%	1.52%
Portfolio turnover	1%	3%	9%	8%	3%

S&P 500 Index Fund K Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$62.20	$74.45	$62.02	$55.92	$55.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.51	0.37	0.40	0.53	0.54
Net gain/(loss) on securities (both realized and unrealized)	8.49	(8.83)	16.89	10.47	0.45
Total from investment operations	9.00	(8.46)	17.29	11.00	0.99
LESS DISTRIBUTIONS
Dividends from net investment income	(0.58)	(0.44)	(0.45)	(0.64)	(0.62)
Distributions from capital gains	(2.12)	(3.35)	(4.41)	(4.26)	(0.41)
Total distributions	(2.70)	(3.79)	(4.86)	(4.90)	(1.03)
Net asset value, end of year or period	$68.50	$62.20	$74.45	$62.02	$55.92

Total return	14.97%	(11.99)%	29.82%	20.84%	1.88%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,353	$2,130	$3,899	$3,085	$6,165
Ratio of expenses to average net assets	0.91%	0.93%	0.93%	0.98%	0.99%
Ratio of net investment income/(loss) to average net assets	0.83%	0.53%	0.59%	0.96%	1.02%
Portfolio turnover	1%	3%	9%	8%	3%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P MidCap Index Fund Investor Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$24.55	$30.45	$23.07	$23.85	$28.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.26	0.24	0.29	0.22	0.23
Net gain/(loss) on securities (both realized and unrealized)	2.22	(3.26)	9.30	0.80	(2.23)
Total from investment operations	2.48	(3.02)	9.59	1.02	(2.00)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.37)	(0.22)	(0.24)	(0.24)
Distributions from capital gains	(1.79)	(2.51)	(1.99)	(1.56)	(2.68)
Total distributions	(2.10)	(2.88)	(2.21)	(1.80)	(2.92)
Net asset value, end of year or period	$24.93	$24.55	$30.45	$23.07	$23.85

Total return	10.50%	(10.66)%	44.10%	4.18%	(6.85)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$108,031	$108,466	$132,128	$98,496	$107,054
Ratio of expenses to average net assets	0.58%	0.62%	0.62%	0.66%	0.67%
Ratio of net investment income/(loss) to average net assets	1.06%	0.88%	0.99%	0.97%	0.95%
Portfolio turnover	13%	12%	19%	13%	13%

S&P MidCap Index Fund K Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$23.57	$29.32	$22.29	$23.47	$28.37
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13	0.10	0.14	0.11	0.11
Net gain/(loss) on securities (both realized and unrealized)	2.12	(3.12)	8.97	0.50	(2.19)
Total from investment operations	2.25	(3.02)	9.11	0.61	(2.08)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.22)	(0.09)	(0.23)	(0.14)
Distributions from capital gains	(1.79)	(2.51)	(1.99)	(1.56)	(2.68)
Total distributions	(1.97)	(2.73)	(2.08)	(1.79)	(2.82)
Net asset value, end of year or period	$23.85	$23.57	$29.32	$22.29	$23.47

Total return	9.88%	(11.05)%	43.33%	2.37%	(7.27)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$714	$761	$1,338	$1,059	$3,077
Ratio of expenses to average net assets	1.08%	1.12%	1.12%	1.16%	1.17%
Ratio of net investment income/(loss) to average net assets	0.56%	0.37%	0.48%	0.49%	0.45%
Portfolio turnover	13%	12%	19%	13%	13%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P SmallCap Index Fund Investor Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$22.18	$27.78	$19.03	$20.52	$26.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.22	0.19	0.15	0.12	0.15
Net gain/(loss) on securities (both realized and unrealized)	0.97	(3.29)	9.61	(0.05)	(4.27)
Total from investment operations	1.19	(3.10)	9.76	0.07	(4.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.25)	(0.12)	(0.15)	(0.15)
Distributions from capital gains	(1.86)	(2.25)	(0.89)	(1.41)	(1.64)
Total distributions	(2.12)	(2.50)	(1.01)	(1.56)	(1.79)
Net asset value, end of year or period	$21.25	$22.18	$27.78	$19.03	$20.52

Total return	5.47%	(12.15)%	52.93%	(0.18)%	(15.82)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$50,383	$54,011	$64,461	$46,948	$61,412
Ratio of expenses to average net assets	0.72%	0.80%	0.81%	0.83%	0.81%
Ratio of net investment income/(loss) to average net assets	1.06%	0.76%	0.59%	0.60%	0.70%
Portfolio turnover	12%	14%	14%	20%	14%

S&P SmallCap Index Fund K Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$21.37	$26.85	$18.43	$19.96	$25.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11	0.06	0.03	0.02	0.05
Net gain/(loss) on securities (both realized and unrealized)	0.94	(3.17)	9.30	(0.05)	(4.16)
Total from investment operations	1.05	(3.11)	9.33	(0.03)	(4.11)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.12)	(0.02)	(0.09)	(0.06)
Distributions from capital gains	(1.86)	(2.25)	(0.89)	(1.41)	(1.64)
Total distributions	(2.01)	(2.37)	(0.91)	(1.50)	(1.70)
Net asset value, end of year or period	$20.41	$21.37	$26.85	$18.43	$19.96

Total return	4.94%	(12.60)%	52.18%	(0.74)%	(16.22)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,757	$1,854	$3,569	$2,306	$4,908
Ratio of expenses to average net assets	1.22%	1.31%	1.31%	1.33%	1.31%
Ratio of net investment income/(loss) to average net assets	0.56%	0.27%	0.10%	0.12%	0.21%
Portfolio turnover	12%	14%	14%	20%	14%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Equity Income Fund Investor Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$15.72	$19.31	$18.68	$20.05	$24.53
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23	0.16	0.18	0.25	0.36
Net gain/(loss) on securities (both realized and unrealized)	1.77	(1.71)	4.62	1.22	(0.51)
Total from investment operations	2.00	(1.55)	4.80	1.47	(0.15)
LESS DISTRIBUTIONS
Dividends from net investment income	(1.30)	(1.61)	(1.64)	(1.50)	(0.68)
Distributions from capital gains	(0.22)	(0.43)	(2.53)	(1.34)	(3.65)
Total distributions	(1.52)	(2.04)	(4.17)	(2.84)	(4.33)
Net asset value, end of year or period	$16.20	$15.72	$19.31	$18.68	$20.05

Total return	13.65%	(8.72)%	30.38%	7.99%	0.41%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$524,125	$360,196	$226,412	$150,038	$148,997
Ratio of expenses to average net assets	0.69%	0.72%	0.74%	0.84%	0.82%
Ratio of net investment income/(loss) to average net assets	1.51%	0.91%	0.99%	1.33%	1.77%
Portfolio turnover	79%	49%	108%	113%	21%

Shelton Equity Income Fund K Shares	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$15.01	$18.69	$18.21	$19.74	$24.22
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15	0.05	0.09	0.16	0.26
Net gain/(loss) on securities (both realized and unrealized)	1.68	(1.62)	4.48	1.19	(0.50)
Total from investment operations	1.83	(1.57)	4.57	1.35	(0.24)
LESS DISTRIBUTIONS
Dividends from net investment income	(1.20)	(1.68)	(1.56)	(1.54)	(0.59)
Distributions from capital gains	(0.22)	(0.43)	(2.53)	(1.34)	(3.65)
Total distributions	(1.42)	(2.11)	(4.09)	(2.88)	(4.24)
Net asset value, end of year or period	$15.42	$15.01	$18.69	$18.21	$19.74

Total return	13.07%	(9.17)%	29.73%	7.40%	(0.08)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$619	$654	$1,391	$1,382	$2,601
Ratio of expenses to average net assets	1.19%	1.23%	1.24%	1.34%	1.32%
Ratio of net investment income/(loss) to average net assets	0.99%	0.30%	0.49%	0.85%	1.27%
Portfolio turnover	79%	49%	108%	113%	21%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Investor Shares	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$27.28		$35.45		$27.78		$18.78		$18.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13		0.09		0.07		0.10		0.11
Net gain/(loss) on securities (both realized and unrealized)	6.99		(7.31)		7.98		10.32		0.18
Total from investment operations	7.12		(7.22)		8.05		10.42		0.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.07)		(0.11)		(0.10)		(0.12)
Distributions from capital gains	(0.77)		(0.88)		(0.27)		(1.32)		(0.24)
Total distributions	(0.90)		(0.95)		(0.38)		(1.42)		(0.36)
Net asset value, end of year or period	$33.50		$27.28		$35.45		$27.78		$18.78

Total return	27.05%		(20.95)%		29.31%		58.98%		1.72%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,287,407		$971,812		$1,188,238		$889,163		$607,521
Ratio of expenses to average net assets:
Before expense reimbursements	0.66%		0.63%		0.63%		0.70%		0.74%
After expense reimbursements	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.50	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.30%		0.16%		0.11%		0.27%		0.40%
After expense reimbursements	0.46%		0.29%		0.24%		0.47%		0.64%
Portfolio turnover	22%		6%		7%		12%		18%

Nasdaq-100 Index Fund K Shares	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$26.23		$34.21		$26.88		$18.23		$18.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		(0.07)		(0.07)		(0.01)		0.02
Net gain/(loss) on securities (both realized and unrealized)	6.73		(7.03)		7.70		10.01		0.18
Total from investment operations	6.74		(7.10)		7.63		10.00		0.20
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		—		(0.03)		(0.03)		(0.04)
Distributions from capital gains	(0.77)		(0.88)		(0.27)		(1.32)		(0.24)
Total distributions	(0.79)		(0.88)		(0.30)		(1.35)		(0.28)
Net asset value, end of year or period	$32.18		$26.23		$34.21		$26.88		$18.23

Total return	26.56%		(21.36)%		28.66%		58.17%		1.24%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$32,048		$27,273		$38,457		$31,064		$24,755
Ratio of expenses to average net assets:
Before expense reimbursements	0.91%		1.02%		1.13%		1.20%		1.24%
After expense reimbursements	0.91	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.05%		(0.24)%		(0.38)%		(0.23)%		(0.10)%
After expense reimbursements	0.05%		(0.22)%		(0.25)%		(0.03)%		0.14%
Portfolio turnover	22%		6%		7%		12%		18%

(a)Calculated based upon average shares outstanding.

(b)CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Institutional Shares(a)	Year Ended August 31, 2023	Period Ended August 31, 2022(a)
Net asset value, beginning of year	$27.28	$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.22	0.07
Net gain/(loss) on securities (both realized and unrealized)	6.93	(2.38)
Total from investment operations	7.15	(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.02)
Distributions from capital gains	(0.77)	—
Total distributions	(0.90)	(0.02)
Net asset value, end of year or period	$33.53	$27.28

Total return	27.15%	(7.80	)%(c)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,022	$0
Ratio of expenses to average net assets:
Before expense reimbursements	0.38%	0.39	%(d)
After expense reimbursements	0.26%	0.39	%(d),(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.58%	0.49	%(d)
After expense reimbursements	0.71%	0.49	%(d)
Portfolio turnover	22%	6%

(a)Calculated based upon average shares outstanding.

(b)CCO Fees are not included in the expense limitation.

(c)Not Annualized.

(d)Annualized.

(e)See Note 2 for reference to expenses excluded.

Shelton Sustainable Equity Fund Investor Shares	Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$34.99		$49.07	$29.65	$18.44	$17.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.37	(0.08)	(0.01)	0.03
Net gain/(loss) on securities (both realized and unrealized)	(3.13)		(12.49)	19.95	11.24	1.47
Total from investment operations	(3.08)		(12.12)	19.87	11.23	1.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11	)(b)	(0.36)	—	(0.02)	(0.02)
Distributions from capital gains	—		(1.60)	(0.45)	—	(0.24)
Total distributions	(0.11)		(1.96)	(0.45)	(0.02)	(0.26)
Net asset value, end of year or period	$31.80		$34.99	$49.07	$29.65	$18.44

Total return	(8.80)%		(25.52)%	67.36%	60.93%	8.91%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$174,955		$279,669	$343,542	$91,607	$56,567
Ratio of expenses to average net assets	1.23%		1.16%	1.16%	1.28%	1.34%
Ratio of net investment income/(loss) to average net assets	0.15%		0.94%	(0.35)%	(0.05)%	0.15%
Portfolio turnover	105%		5%	12%	27%	12%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Sustainable Equity Fund Institutional Shares(c)	Period Ended August 31, 2023
Net asset value, beginning of period	$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12
Net gain/(loss) on securities (both realized and unrealized)	2.22
Total from investment operations	2.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09	)(b)
Distributions from capital gains	—
Total distributions	(0.09)
Net asset value, end of year or period	$31.89

Total return(d)	7.90%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$13,162
Ratio of expenses to average net assets:	0.97	%(e)
Ratio of net investment income/(loss) to average net assets	0.43	%(e)
Portfolio turnover	105%

(a)Calculated based upon average shares outstanding.

(b)$0.02 of this distribution was return of capital.

(c)Class commenced operations on October 10, 2022.

(d)Not Annualized.

(e)Annualized.

Shelton FundsNotes to Financial StatementsAugust 31, 2023

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (formerly known as Shelton Green Alpha Fund) (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the Green Economy, as defined in the Fund’s Prospectus. Shelton Sustainable Equity Fund changed its name from the Shelton Green Alpha Fund effective December 20, 2022. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Investor Shares and Class K Shares. Shelton Sustainable Equity Fund offers Investor Shares and effective October 10, 2022, Shelton Sustainable Equity Fund also offers Institutional Shares. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Fund’s valuation designee appointed by the Board of Trustees (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures established established by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the valuation designee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. The specific identification method is used for determining realized gains and losses. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for Green California Tax-Free Income Fund, U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2023

(f) Concentration – Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022), or expected to be taken in the Fund’s 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation inputs of the Trust’s securities at August 31, 2023 using a fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$40,383,369	$—	$40,383,369	$—	$—	$—
U.S. Government Securities Fund	—	14,543,094	—	14,543,094	—	—	—
The United States Treasury Trust Fund	—	24,597,996	—	24,597,996	—	—	—
S&P 500 Index Fund	229,110,684	999,424	—	230,110,108	7,637	—	—
S&P MidCap Index Fund	107,231,775	1,399,194	—	108,630,969	5,450	—	—
S&P SmallCap Index Fund	51,741,528	299,826	0	52,041,354	1,170	—	—
Shelton Equity Income Fund	474,843,136	51,370,189	—	526,213,325	—	—	2,662,946
Nasdaq-100 Index Fund	1,307,945,422	15,091,234	—	1,323,036,656	285,690	—	—
Shelton Sustainable Equity Fund	185,498,528	2,198,725	—	187,697,253	—	—	—

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of year end for all Funds except Shelton S&P SmallCap Index Fund. See following table for Level 3 reconciliation for Shelton S&P SmallCap Index Fund.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to each Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to each Portfolio of Investments.

(d)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2023

Level 3 Securities
S&P SmallCap Index Fund
Beginning Balance	$6,552
Net Purchases	—
Net Sales	(7,119)
Total Realized Gain/(Loss)	7,119
Change in Unrealized Appreciation (Depreciation)	(6,552)
Accrued Interest	—
Transfers into Level 3	0 *
Transfers out of Level 3	—
Ending Balance	$0

*Includes rights fair valued at $0 as of August 31, 2023.

_____________________

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Information about the Funds’ use of futures contracts and their impact on the financial statements is presented below. See Note 4 for information on the Funds’ use of options contracts.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund can use futures contracts and strategies and Shelton Equity Income Fund can use option contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2023, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 5, 5, 3, and 51, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts at August 31, 2023. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

The effect of futures contracts on the Statements of Assets & Liabilities as of August 31, 2023:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$2,063	$—
S&P MidCap Index Fund - Equity contracts	200	—
S&P SmallCap Index Fund - Equity contracts	750	—
Nasdaq-100 Index Fund - Equity contracts	—	36,376

The effect of futures contracts on the Statements of Operations for the year ended August 31, 2023:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$210,702	$50,750
S&P MidCap Index Fund - Equity contracts	48,369	30,940
S&P SmallCap Index Fund - Equity contracts	17,631	21,245
Nasdaq-100 Index Fund - Equity contracts	3,131,838	1,118,215

Shelton FundsNotes to Financial Statements (Continued)August 31, 2023

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of August 31, 2023.

Liabilities:				Gross Amounts on Futures Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities- Futures	Gross Amounts Offset in the Statements of Assets & Liabilities- Futures	Net Amounts Presented in the Statements of Assets & Liabilities - Futures	Financial Instruments	Collateral Pledged/ Received		Net Amount
S&P 500 Index Fund	$2,063	$—	$2,063	$—	$(2,063	)(a)	$—
S&P MidCap Index Fund	200	—	200	—	(200	)(a)	—
S&P SmallCap Index Fund	750	—	750	—	(750	)(a)	—
Total	$3,013	$—	$3,013	$—	$(3,013)		$—

(a)The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The previously disclosed derivative instruments outstanding as of August 31, 2023, and their effect on the Statement of Operations for the year ending August 31, 2023, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$ 1,458,168
S&P MidCap Index Fund - Equity contracts	754,209
S&P SmallCap Index Fund - Equity contracts	454,516
Nasdaq-100 Index Fund - Equity contracts	10,844,555

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.25%	0.25%	0.25%	0.25%
Shelton Sustainable Equity Fund*	0.75%	0.75%	0.75%	0.75%

*Prior to October 10, 2022, the annual rate was 1.0%

The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 1, 2024 for U.S Government Securities Fund, The United States Treasury Fund and for The Nasdaq-100 Index Fund, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%**	1.25%**	N/A	1/1/24
The United States Treasury Trust*	0.53%	N/A	N/A	1/2/23
Nasdaq-100 Index Fund	0.49%	0.99%	0.25%	1/1/24

Shelton FundsNotes to Financial Statements (Continued)August 31, 2023

*The United States Treasury Trust expense limitation was not renewed during the period.

**Prior to January 1, 2023, the expense limitation was 0.74% for Investor Shares and 1.24% for K Shares.

At August 31, 2023, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped is $4,645,855. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2023 the U.S. Treasury Trust Fund was no longer subject to contractual expense limitations.

Fund	Expires 8/31/24	Expires 8/31/25	Expires 8/31/26	Total
U.S. Government Securities Fund	$54,782	$58,785	$20,185	$133,752
The United States Treasury Trust Fund	89,114	94,360	35,013	218,487
Nasdaq-100 Index Fund	1,308,192	1,423,929	1,561,495	4,293,616
Total	$1,452,088	$1,577,074	$1,616,693	$4,645,855

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Fund and Sustainable Equity Fund pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of each applicable share class. Such amounts are compensation for providing certain services to clients owning each applicable class, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended August 31, 2023, the following were paid by the Class K Shares (and Investor Shares for the Nasdaq-100 Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Investor Shareholder Service Fees
U.S. Government Securities Fund	$1,820	$1,820	$—
S&P 500 Index Fund	5,525	5,525	—
S&P MidCap Index Fund	1,801	1,801	—
S&P SmallCap Index Fund	4,541	4,541	—
Shelton Equity Income Fund	1,617	1,617	—
Nasdaq-100 Index Fund	68,669	68,669	2,527,200
Sustainable Equity Fund	—	—	436,379

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended August 31, 2023 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$10,652,065	$15,609,157	$10,652,065	$15,609,157
U.S. Government Securities Fund	6,730,023	9,809,547	—	—
S&P 500 Index Fund	1,954,928	11,098,858	1,954,928	11,098,858
S&P MidCap Index Fund	13,664,578	24,506,650	13,664,578	24,506,650
S&P SmallCap Index Fund	6,452,079	12,117,193	6,452,079	12,117,193
Equity Income Fund	418,232,503	303,040,454	418,232,503	303,040,454
Nasdaq-100 Index Fund	301,195,396	235,295,954	301,195,396	235,295,954
Sustainable Equity Fund	209,170,001	266,774,726	209,170,001	266,774,726

Shelton FundsNotes to Financial Statements (Continued)August 31, 2023

Note 4 - Option Contracts

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2023, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(2,662,946)

The effect of derivative instruments on the Funds’ Statement of Operations for the year ended August 31, 2023, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$12,764,772	$(1,281,030)
Equity Contracts (Purchased option contracts)	Net realized gains(losses) from: Purchased option contracts/ Net change in unrealized appreciation (depreciation) of purchased option contracts	(13,052)	—

Volume of derivative instruments held by the Funds during the year ended August 31, 2023, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(2,447,063)
Purchased Options Contracts	Dollars	$0

Note 5 - TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on August 31, 2023 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$41,329,016	$414,855	$(1,360,502)	$(945,647)
U.S. Government Securities Fund	15,111,190	1,730	(569,826)	(568,096)
The United States Treasury Trust Fund	24,597,996	—	—	—
S&P 500 Index Fund	70,387,782	164,362,727	(4,632,439)	159,730,288
S&P MidCap Index Fund	74,694,964	40,827,256	(6,891,251)	33,936,005
S&P SmallCap Index Fund	38,569,207	19,959,892	(6,487,745)	13,472,147
Shelton Equity Income Fund	533,114,636	32,660,694	(39,562,005)	(6,901,311)
Nasdaq-100 Index Fund	609,924,099	737,994,968	(24,882,411)	713,112,557
Shelton Sustainable Equity Fund	171,958,102	30,768,807	(15,029,656)	15,739,151

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2023, the amounts reclassified were due to Return of Capital (“ROC”) distributions paid and non-deductible excise tax paid, were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$13,922	$(13,922)
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	34	(34)
S&P MidCap Index Fund	—	—
S&P SmallCap Index Fund	—	—
Equity Income Fund	—	—
Nasdaq-100 Index Fund	1,307	(1,307)
Sustainable Equity Fund	124,929	(124,929)

Shelton FundsNotes to Financial Statements (Continued)August 31, 2023

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2023 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(94,884)	$—	$—	$—	$(945,647)	$(45,139)	$(1,085,670)
U.S. Government Securities Fund	(36,731)	—	12,101	—	(568,096)	(790,297)	(1,383,023)
The United States Treasury Trust	(95,875)	—	89,782	—	—	—	(6,093)
S&P 500 Index Fund	—	—	—	7,195,866	159,730,288	—	166,926,154
S&P MidCap Index Fund	—	—	—	5,276,413	33,936,005	—	39,212,418
S&P SmallCap Index Fund	—	—	—	1,234,374	13,472,146	—	14,706,520
Equity Income Fund	—	—	3,846,581	5,388,938	(6,901,311)	(2,116,570)	217,638
Nasdaq-100 Index Fund	—	—	17,577,729	26,566,922	713,112,557	—	757,257,208
Sustainable Equity Fund	—	—	—	—	15,739,151	(33,636,826)	(17,897,675)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, and certain other investments. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

During the current year, the Sustainable Equity Fund deferred $25,770 of late year losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of August 31, 2023, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund	Sustainable Equity Fund
Long Term with No Expiration	$(45,139)	$(743,732)	$—	$(20,490,176)
Short Term with No Expiration	—	(46,565)	—	(13,120,880)
Total	$(45,139)	$(790,297)	$—	(33,611,056)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2023.	—	—	$1,658	—

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2023 and 2022 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2023	$—	$13,922	$—	$983,610	$997,532
	2022	—	2,795	—	1,013,793	1,016,588
U.S. Government Securities Fund	2023	284,110	—	—	—	284,110
	2022	218,691	—	—	—	218,691
The United States Treasury Trust	2023	912,637	—	—	—	912,637
	2022	67,021	—	—	—	67,021
S&P 500 Index Fund	2023	2,925,555	—	7,195,035	—	10,120,590
	2022	2,985,889	—	10,734,967	—	13,720,856
S&P MidCap Index Fund	2023	1,200,829	—	7,999,407	—	9,200,236
	2022	3,779,609	—	8,613,582	—	12,393,191
S&P SmallCap Index Fund	2023	553,651	—	4,619,433	—	5,173,084
	2022	1,180,650	—	4,979,797	—	6,160,447
Shelton Equity Income Fund	2023	33,856,072	—	5,161,429	—	39,017,501
	2022	25,339,784	—	5,581,038	—	30,920,822
Nasdaq-100 Index Fund	2023	5,754,615	—	26,550,003	—	32,304,618
	2022	5,025,546	—	28,568,331	—	33,593,877
Sustainable Equity Fund	2023	574,745	124,929	—	—	699,674
	2022	4,073,523	—	11,092,775	—	15,166,298

(a)The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the Year ended August 31, 2023.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2023

Note 6 - SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as securities lending income. As of August 31, 2023, there were no securities on loan and $0 in collateral held by any of the Funds.

Note 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of August 31, 2023. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2023 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest, as it explains the risks, fees and expenses of investing in the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (formerly known as Shelton Green Alpha Fund) (the “Funds”), each a series of Shelton Funds, as of August 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended August 31, 2020, and prior, were audited by other auditors, whose report dated October 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2023

Shelton FundsBoard of Trustees and Executive OfficersAugust 31, 2023

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	General Counsel and Chief Compliance Officer, Shelton Capital Management, 2017 to present.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Considerations Regarding Approval of Investment Advisory Agreements (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the Shelton Funds (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM”) (the “Shelton Advisory Agreement (Main)”);

•Green California Tax Free Income Fund;

•Nasdaq-100 Index Fund;

•S&P 500 Index Fund;

•S&P MidCap Index Fund;

•S&P SmallCap Index Fund;

•Shelton Equity Income Fund;

•U.S. Government Securities Fund; and

•The United States Treasury Trust;

and

•the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund, and SCM (the “Sustainable Equity Fund Advisory Agreement”).

At a meeting held on March 9-10, 2023, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory Agreement for the maximum period allowed under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Shelton Advisory Agreement (Main) and the Sustainable Equity Fund Advisory Agreement (collectively, the “Shelton Funds Advisory Agreements”) with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the Shelton Funds Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; Shelton Capital’s efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to performing its duties under the Shelton Funds Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. In assessing performance of the Nasdaq-100 Index Fund, SmallCap Index Fund, S&P 500 Index Fund, and MidCap Index Fund, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. The Trustees also considered supplemental peer category performance information provided by the Adviser. Among the factors considered in this regard, were the following for the periods ended December 31, 2022:

•For the Green California Tax-Free Income Fund, it was noted that the Fund was in the second highest performing quartile relative to its peer category over the 1-year period, the second to lowest quartile over the 3-year and 10-year periods and the lowest performing quartile over the 5-year period.

•For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 3-year, 5-year and 10-year periods and in the second lowest performing quartile over the 1-year period.

•For the S&P 500 Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 3-year, 5-year, and 10-year periods, and in the second lowest performing quartile over the 1-year period.

•For the S&P MidCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year, 3-year and 10-year periods, and the second lowest performing quartile for the 5-year period.

•For the S&P SmallCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period, in the second highest performing quartile over the 3-year and 5-year periods, and in the second lowest performing quartile over the 1-year period.

•For the Shelton Sustainable Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year and 5-year periods and in the second highest performing quartile over the 1-year period.

•For the Shelton Equity Income Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period and in the second highest performing quartile over the 1-year, 3-year, and 5-year periods.

•For The United States Treasury Trust, it was noted that the Fund’s total return performance, while small, was positive during the one-year period ended December 31, 2022.

•For the U.S. Government Securities Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year and 3-year periods, the second highest performing quartile over the 5-year period, and the second lowest performing quartile over the 10-year period.

The Board ultimately concluded that SCM’s performance records in managing the Funds was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Shelton Funds Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that except for the U.S. Government Securities Fund, the Green California Tax-Free Income Fund, and The United States Treasury Trust which were higher than their respective peer category medians, and the Shelton Sustainable Equity Fund which was equal to its peer category median, the maximum management fee charged to each Fund was generally lower than the Funds’ respective peer category medians.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally higher than the category median for other comparable funds, with the exception of the Institutional Classes of the Nasdaq-100 Fund and the Shelton Sustainable Equity Fund, the Investor Classes of the US Government Securities Fund, Shelton Equity Income Fund, Nasdaq-100 Fund, Small Cap Index Fund, MidCap Index Fund, and the S&P 500 Index Fund, and Class K of the S&P 500 Fund, which were below their respective category medians for comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to Shelton Capital, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that it has sufficient resources to continue to provide the services that shareholders in the Funds require. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by Shelton Capital to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations and may extent those limits in the future.

The Board also considered that Shelton Capital does not receive material indirect benefits from managing the Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for Shelton Capital were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Shelton Funds Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Shelton Funds Advisory Agreement, the Board had received sufficient information to renew and approve the applicable Shelton Funds Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Shelton Funds Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds and that the renewal of each Shelton Funds Advisory Agreement and was in the best interests of each Fund and its shareholders.

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $132,125 for the fiscal year ended August 31, 2023 and $122,000 for the fiscal year ended August 31, 2022.

(b)       Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)       Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $26,000 for the fiscal year ended August 31, 2023 and $27,000 for the fiscal year ended August 31, 2022.

(d)       All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors; and

(iii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant.

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable.

(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2023 and $0 for the fiscal year ended August 31, 2022.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of Ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 7, 2023

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: November 7, 2023